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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Intermediate Municipal Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.3%
ADVANCED REFUNDED 1.5%
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Asset-Backed Revenue Bonds Series 2003B
06/01/38	5.625%	$1,500,000	$1,611,105
Prerefunded 06/01/13 Revenue Bonds Series 2003
06/01/40	6.625%	1,485,000	1,614,878
Orange County Water District Prerefunded 08/15/13 Certificated of Participation Series 2003B (NPFGC)
08/15/17	5.375%	650,000	703,209
Total			3,929,192

AIRPORT 4.4%
City of San Jose Revenue Bonds Series 2007B (AMBAC)
03/01/22	5.000%	1,000,000	1,079,110
County of Orange Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,691,940
County of Sacramento Revenue Bonds Senior Series 2008 (AGM)
07/01/23	5.000%	1,000,000	1,092,950
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,116,500
San Francisco City & County Airports Commission
Refunding Revenue Bonds
2nd Series 2003B (NPFGC/FGIC)
05/01/13	5.250%	2,000,000	2,114,900
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,165,253
Revenue Bonds
Series 2011G
05/01/26	5.250%	2,000,000	2,251,160
Total			11,511,813

COLLEGE 6.6%
California Educational Facilities Authority
Revenue Bonds
California Lutheran University
Series 2008
10/01/21	5.250%	1,500,000	1,608,075
Pitzer College
Series 2005A
04/01/25	5.000%	1,270,000	1,311,821

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Series 2009
04/01/19	5.000%	$1,610,000	$1,863,962
University Southern California
Series 2009C
10/01/24	5.250%	3,000,000	3,826,200
California State Public Works Board
Refunding Revenue Bonds
California State University
Series 2006A (NPFGC/FGIC)
10/01/16	5.000%	1,000,000	1,129,280
Revenue Bonds
University California Institute Project
Series 2005C
04/01/16	5.000%	1,000,000	1,124,020
Various University of California Projects
Series 2005D
05/01/15	5.000%	1,000,000	1,121,340
California State University Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	2,500,000	2,932,675
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM)(a)
09/01/31	0.000%	3,785,000	1,187,960
University of California Revenue Bonds Series 2009O
05/15/20	5.000%	1,000,000	1,226,180
Total			17,331,513
ELECTRIC 17.2%
Anaheim Public Financing Authority Revenue Bonds Distribution System Electric Series 1999 (AMBAC)
10/01/13	5.000%	1,500,000	1,593,465
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/22	5.250%	1,900,000	2,047,706
California State Department of Water Resources Revenue Bonds Series 2005G-11
05/01/18	5.000%	2,000,000	2,445,520
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,123,790

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
City of Santa Clara Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	$1,000,000	$1,093,750
Imperial Irrigation District
Refunding Revenue Bonds
System
Series 2008
11/01/21	5.250%	2,500,000	2,938,925
Systems
Series 2011D
11/01/22	5.000%	2,860,000	3,433,287
11/01/23	5.000%	1,040,000	1,228,729
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,379,420
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,179,630
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	2,500,000	2,873,775
Modesto Irrigation District Certificate of Participation Capital Improvements Series 2001A (AGM)
07/01/18	5.250%	1,185,000	1,185,166
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,432,060
Sacramento Municipal Utility District
Refunding Revenue Bonds
Series 2005 (AMBAC)
07/01/15	5.250%	3,000,000	3,284,550
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/15	5.000%	1,000,000	1,082,860
Series 2008U (AGM)
08/15/21	5.000%	1,500,000	1,756,770
Southern California Public Power Authority
Refunding Revenue Bonds
Sanitary Power Project
Series 2005A (AGM)
01/01/18	5.000%	2,000,000	2,196,120
Series 2008A
07/01/22	5.000%	2,000,000	2,309,400
Revenue Bonds
Series 1989
07/01/13	6.750%	3,000,000	3,253,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
Southern Transmission Project
Series 2008
07/01/27	6.000%	$1,000,000	$1,148,660
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,142,430
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/16	5.000%	2,055,000	2,216,728
Total			45,346,241
HEALTH CARE - HOSPITAL 8.0%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	2,987,380
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2011D
08/15/26	5.000%	2,250,000	2,494,575
Revenue Bonds
Catholic Healthcare West
Series 2009A
07/01/29	6.000%	1,250,000	1,386,738
Series 2009E
07/01/25	5.625%	1,500,000	1,638,360
Children’s Hospital of Orange County
Series 2009A
11/01/21	6.000%	2,000,000	2,270,280
California Municipal Finance Authority Certificate of Participation Community Hospital Central California Series 2007
02/01/13	5.000%	1,150,000	1,180,337
California Statewide Communities Development Authority
Revenue Bonds
Health Facility Adventist Health System West
Series 2005A
03/01/17	5.000%	1,000,000	1,074,960
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,350,310
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,379,800
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,135,790

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
City of Newport Beach Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	$1,000,000	$1,137,320
Total			21,035,850
HEALTH CARE - LIFE CARE CENTER 1.8%
Abag Finance Authority for Nonprofit Corps Refunding Revenue Bonds Episcopal Senior Communities Series 2011
07/01/24	5.375%	2,795,000	2,834,437
California Health Facilities Financing Authority
Revenue Bonds
Insured California Nevada-Methodist
Series 2006
07/01/26	5.000%	1,000,000	1,029,000
Insured Episcopal Home
Series 2010B
02/01/19	5.100%	920,000	1,004,769
Total			4,868,206
HEALTH CARE - NURSING HOME 0.6%
ABAG Finance Authority for Nonprofit Corps. Revenue Bonds Casa de Las Campanas, Inc. Series 2010
09/01/15	4.000%	1,500,000	1,584,480

HOUSING - MULTI-FAMILY 0.7%
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/19	5.000%	1,000,000	1,101,500
05/15/20	5.000%	750,000	821,333
Total			1,922,833
HOUSING - SINGLE FAMILY 0.4%
California State Department of Veterans Affairs Revenue Bonds Series 2006A
12/01/23	4.500%	1,000,000	1,007,990

INDUSTRIAL-POLLUTION - IDR 1.6%
California Pollution Control Financing Authority Refunding Revenue Bonds BP West Coast Products LLC Series 2009(c)
12/01/46	2.600%	2,000,000	2,059,520

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDUSTRIAL-POLLUTION - IDR (CONTINUED)
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	$2,000,000	$2,154,980
Total			4,214,500
LEASE 15.7%
Bay Area Governments Association
Revenue Bonds
State Payment Acceleration Notes
Series 2006 (FGIC/NPFGC)
08/01/17	5.000%	2,000,000	2,164,680
Series 2006 (XLCA)
08/01/17	5.000%	2,000,000	2,101,540
California State Public Works Board
Revenue Bonds
Department General Services
Series 2006A
04/01/28	5.000%	1,000,000	1,017,150
Department of General Services-Butterfeld State
Series 2005A
06/01/15	5.000%	1,200,000	1,329,600
Various Capital Projects
Series 2011A
10/01/20	5.000%	2,000,000	2,248,460
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,269,080
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,216,300
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program Series 2009
06/15/13	5.000%	2,000,000	2,118,640
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	1,495,000	1,640,478
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	799,035
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,143,580
Kings River Conservation District Certificate of Participation Peaking Project Series 2004
05/01/14	5.000%	3,135,000	3,354,481

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC)
09/01/15	5.000%	$1,095,000	$1,196,528
Los Angeles County Capital Asset Leasing Corp. Refunding Revenue Bonds Master Project Series 2002B (AMBAC)
12/01/12	6.000%	1,000,000	1,028,660
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Special Tax-Police Emergency Series 2002G (NPFGC/FGIC)
09/01/13	5.250%	1,500,000	1,606,485
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,174,300
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,793,925
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,189,518
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/17	5.000%	1,570,000	1,791,527
San Francisco State Building Authority Refunding Revenue Bonds California State & San Francisco Civic Center Series 2005A
12/01/12	5.000%	3,000,000	3,114,480
San Mateo Joint Powers Financing Authority
Refunding Revenue Bonds
Youth Services Campus
Series 2008A
07/15/20	5.000%	435,000	500,729
07/15/28	5.250%	2,275,000	2,458,957
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	1,000,000	1,161,330
Total			41,419,463

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS 0.6%
Munimae TE Bond Subsidiary LLC Series 2004A-2(d)(e)
06/29/49	4.900%	$2,000,000	$1,640,020

MISCELLANEOUS REVENUE 2.4%
California County Tobacco Securitization Agency Asset-Backed Revenue Bonds Los Angeles Series 2006
06/01/21	5.250%	920,000	841,092
California State Department of Transportation Revenue Bonds Federal Highway Grant Anticipation Bonds Series 2004A (FGIC/NPFGC)
02/01/13	4.500%	1,000,000	1,043,670
California Statewide Communities Development Authority Revenue Bonds California Endowment Series 2003
07/01/13	5.000%	1,000,000	1,066,190
Golden State Tobacco Securitization Corp.
Asset-Backed Revenue Bonds
Series 2005A (AMBAC)
06/01/14	5.000%	1,250,000	1,319,362
Orange County Transportation Authority Refunding Revenue Bonds 91 Express Lanes Series 2003A (AMBAC)
08/15/19	5.000%	2,000,000	2,101,960
Total			6,372,274

PORT DISTRICT 0.9%
Los Angeles Harbor Department Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,368,460

SALES OR USE TAX 2.4%
State of California
Unlimited General Obligation Bonds
Series 2004A (FGIC/NPFGC)
07/01/14	5.250%	1,000,000	1,112,420
Unlimited General Obligation Refunding Bonds
Series 2009A
07/01/18	5.000%	3,000,000	3,629,610
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A(f)
10/01/20	5.000%	1,490,000	1,652,425
Total			6,394,455

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SCHOOL 2.2%
Burbank Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1998B (NPFGC/FGIC)(a)
08/01/14	0.000%	$3,000,000	$2,897,040
Los Alamitos Unified School District Unlimited General Obligation Bonds BAN Series 2011 School Facilities Improvement(a)
09/01/16	0.000%	2,000,000	1,818,560
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2011 (AGM)
08/01/23	5.250%	1,000,000	1,149,700
Total			5,865,300
SPECIAL DISTRICT - ASSESSMENT 2.4%
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC)
11/01/14	5.500%	1,095,000	1,128,146
Indian Wells Redevelopment Agency Unrefunded Tax Allocation Bonds Consolidated Whitewater Series 2003A (AMBAC)
09/01/14	5.000%	450,000	462,802
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,178,509
Redwood City Redevelopment Agency Tax Allocation Bonds Redevelopment Project Area No. 2 Series 2003A (AMBAC)
07/15/13	5.250%	1,000,000	1,032,780
San Francisco City & County Redevelopment Agency Tax Allocation Bonds San Francisco Redevelopment Projects Series 2009B
08/01/18	5.000%	1,255,000	1,355,187
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,282,637
Total			6,440,061

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - TAX ALLOCATION 1.1%
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	$1,945,000	$2,007,085
Santa Clara Redevelopment Agency Tax Allocation Bonds Capital Appreciation-Bayshore North Project Series 2011(a)
06/01/14	0.000%	1,005,000	918,228
Total			2,925,313
SPECIAL DISTRICT - TAX INCREMENT 0.6%
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,584,690
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 10.6%
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,841,099
City of Los Angeles Unlimited General Obligation Bonds Series 2004A (NPFGC)
09/01/13	4.000%	1,000,000	1,059,940
Series 2011A
09/01/25	5.000%	3,000,000	3,494,760
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,868,207
East Bay Municipal Utility District Unlimited General Obligation Refunding Bonds Wastewater System Series 2003F (AMBAC)
04/01/15	5.000%	1,000,000	1,053,010
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,552,794
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 1997 Series 2003F (AGM)
07/01/18	5.000%	1,275,000	1,364,785

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Election of 2004
Series 2006G (AMBAC)
07/01/20	5.000%	$1,000,000	$1,120,370
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B(a)
08/01/22	0.000%	2,140,000	1,311,114
Rancho Santiago Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,249,820
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC)(a)
09/01/26	0.000%	1,100,000	484,385
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC)(a)
09/01/15	0.000%	1,000,000	944,330
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,539,020
San Ramon Valley Unified School District Unlimited General Obligation Bonds Election of 2002 Series 2004 (AGM)
08/01/16	5.250%	1,800,000	1,973,358
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
08/01/21	5.250%	2,375,000	2,917,925
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,259,434
Total			28,034,351
STATE 8.5%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds Series 2007A (FGIC)(f)
07/01/21	5.500%	1,500,000	1,663,905
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2011
10/01/19	5.000%	4,000,000	4,829,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE (CONTINUED)
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	$5,000,000	$5,634,800
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,155,060
Series 2009
04/01/26	5.625%	2,000,000	2,288,640
10/01/29	5.250%	1,500,000	1,623,840
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	4,312,575
Total			22,508,460
TOLL ROAD 0.5%
Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2006F
04/01/22	5.000%	1,100,000	1,242,010
WATER & SEWER 5.6%
City & County of San Francisco Clean Water Refunding Revenue Bonds Series 2003A (NPFGC)
10/01/13	5.000%	1,000,000	1,058,070
City of Fresno Sewer System Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,136,020
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A
06/01/25	5.750%	2,000,000	2,383,600
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,101,760
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	2,020,000	2,277,166
Sacramento County Sanitation Districts Financing Authority
Revenue Bonds
County Sanitation District 1
Series 2005 (NPFGC)
08/01/22	5.000%	1,500,000	1,663,020
Sacramento Regional County Sanitation
Series 2006 (NPFGC/FGIC)
12/01/17	5.000%	1,000,000	1,166,460
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Senior Series 2009B
05/15/25	5.250%	1,500,000	1,708,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2010A
08/01/24	5.000%	$2,000,000	$2,325,900
Total			14,820,976
Total Municipal Bonds (Cost: $236,571,683)			$254,368,451

	Shares	Value

Money Market Funds 3.0%
JPMorgan Tax-Free Money Market Fund, 0.010%(g)	7,881,744	$7,881,744
Total Money Market Funds (Cost: $7,881,744)		$7,881,744

Total Investments (Cost: $244,453,427)(h)		$262,250,195(i)
Other Assets & Liabilities, Net		1,890,711
Total Net Assets		$264,140,906

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $1,640,020, representing 0.62% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Munimae TE Bond Subsidiary LLC
Series 2004A-2
4.900% 06/29/49	10-15-2004	$2,000,000

(e)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $1,640,020 or 0.62% of net assets.

(f)                                      Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At December 31, 2011, the value of these securities amounted to $3,316,330 or 1.26% of net assets.

(g)                                     The rate shown is the seven-day current annualized yield at December 31, 2011.

(h)                                     At December 31, 2011, the cost of securities for federal income tax purposes was approximately $244,453,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,330,000
Unrealized Depreciation	(533,000)
Net Unrealized Appreciation	$17,797,000

(i)             Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$254,368,451	$—	$254,368,451
Total Bonds	—	254,368,451	—	254,368,451

Other
Money Market Funds	—	7,881,744	—	7,881,744
Total Other	—	7,881,744	—	7,881,744

Total	$—	$262,250,195	$—	$262,250,195

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Georgia Intermediate Municipal Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.8%
ADVANCED REFUNDED 5.5%
Barrow County School District Unlimited General Obligation Bonds Series 2006 Escrowed to Maturity
02/01/14	5.000%	$665,000	$728,135
Gwinnett County School District
Prerefunded 02/01/18 Unlimited General Obligation Bonds
Series 2008
02/01/22	5.000%	1,000,000	1,228,370
Unlimited General Obligation Bonds
Series 2008 Escrowed to Maturity
02/01/17	5.000%	1,000,000	1,198,310
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	2,000,000	2,457,640
Total			5,612,455
AIRPORT 1.6%
City of Atlanta Airport Refunding Revenue Bonds Series 2010C
01/01/25	5.000%	1,500,000	1,668,795
CITY 2.4%
Chatham County School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/14	5.250%	1,000,000	1,118,100
City of Atlanta Unlimited General Obligaion Public Improvement Bonds Series 2004B (NPFGC)
12/01/18	5.000%	1,200,000	1,313,640
Total			2,431,740
COLLEGE 11.3%
Athens Housing Authority
Refunding Revenue Bonds
Ugaref East
Series 2010
12/01/16	4.000%	500,000	557,400
Ugaref East Campus Housing
Series 2011
12/01/25	5.000%	1,000,000	1,117,660
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	1,260,000	1,391,809

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Bulloch County Development Authority Revenue Bonds Georgia Southern University Housing Foundation Four Series 2008 (AGM)
07/01/20	5.250%	$1,000,000	$1,193,220
Cobb County Development Authority Revenue Bonds Kennesaw State University Foundation, Inc. Series 2004 (NPFGC)
07/15/19	5.000%	1,870,000	1,994,075
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,846,875
Private Colleges & Universities Authority Revenue Bonds Spelman College Series 2003
06/01/19	5.250%	2,250,000	2,360,767
Total			11,461,806
ELECTRIC 7.4%
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,698,789
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,191,000
Series 1992B (NPFGC)
01/01/16	6.375%	2,000,000	2,287,640
Puerto Rico Electric Power Authority(a)
Refunding Revenue Bonds
Series 2002JJ (XLCA)
07/01/16	5.375%	1,405,000	1,572,518
Revenue Bonds
Series 2007TT
07/01/20	5.000%	655,000	709,929
Total			7,459,876
HEALTH CARE - HOSPITAL 10.5%
Chatham County Hospital Authority Revenue Bonds Memorial Health Medical Center Series 2001A
01/01/24	6.125%	2,500,000	2,501,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B (AMBAC)
04/01/16	4.000%	$1,110,000	$1,210,477
DeKalb Private Hospital Authority Revenue Bonds Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	372,880
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,257,360
Floyd County Hospital Authority
Revenue Bonds
Floyd Medical Center Project
RAC Series 2002 (NPFGC)
07/01/14	5.500%	765,000	789,442
07/01/18	5.500%	1,290,000	1,325,410
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,184,720
Total			10,642,189
HOUSING - MULTI-FAMILY 4.9%
Cobb County Development Authority
Revenue Bonds
KSU Village Real Estate
Series 2007A (AMBAC)
07/15/27	5.250%	2,250,000	2,274,705
Kennesaw State University-Housing
Series 2004A (NPFGC)
07/15/19	5.250%	2,000,000	2,169,720
Lawrenceville Housing Authority Revenue Bonds Housing-Knollwood Park Apartments Project Series 1997 (FNMA) AMT(b)(c)
12/01/29	6.250%	460,000	494,721
Total			4,939,146
INDUSTRIAL-POLLUTION - IDR 1.0%
Richmond County Development Authority Revenue Bonds International Paper Co. Project Series 2001A
03/01/15	5.150%	1,000,000	1,068,560

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE 3.9%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM)
12/01/17	5.000%	$1,310,000	$1,524,198
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	1,000,000	1,160,270
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A
08/01/23	5.000%	1,125,000	1,254,836
Total			3,939,304
MISCELLANEOUS REVENUE 4.1%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2006 (NPFGC)
06/01/16	5.000%	2,000,000	2,327,100
BAN Series 2009A
06/01/21	5.000%	1,000,000	1,193,260
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	304,599
Territory of Guam Revenue Bonds Series 2011A
01/01/31	5.000%	300,000	317,175
Total			4,142,134
SALES OR USE TAX 5.2%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	2,430,000	2,986,640
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N (NPFGC/BNY)
07/01/18	6.250%	2,000,000	2,317,560
Total			5,304,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SCHOOL 6.0%
Banks County School District Unlimited General Obligation Bonds Sales Tax Series 2011
09/01/14	4.000%	$1,000,000	$1,081,660
Barrow County School District Unrefunded Unlimited General Obligation Bonds Series 2006
02/01/14	5.000%	335,000	366,356
Carroll County Georgia School District Unlimited General Obligation Bonds Series 2011
04/01/14	4.000%	1,000,000	1,072,570
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,907,925
Walton County School District Unlimited General Obligation Bonds Series 2005A (NPFGC)
08/01/22	5.000%	1,500,000	1,637,865
Total			6,066,376
SPECIAL DISTRICT - TAX INCREMENT 1.7%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,705,495
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 10.4%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	795,000	957,736
Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,553,820
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2009A
08/01/22	5.000%	2,000,000	2,393,280
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	2,000,000	2,297,580

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Douglas County School District Unlimited General Obligation Bonds Series 2007 (AGM)
04/01/21	5.000%	$2,000,000	$2,328,080
Total			10,530,496
STATE 2.4%
State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,427,840
WATER & SEWER 18.5%
Augusta Water & Sewerage
Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	1,000,000	1,157,550
10/01/22	5.000%	2,000,000	2,289,420
City of Atlanta Revenue Bonds Series 2009B (AGM)
11/01/17	5.000%	2,000,000	2,330,100
City of Griffin Improvement Refunding Bonds Series 2002 (AMBAC)
01/01/19	5.125%	2,585,000	2,710,424
County of DeKalb Refunding Revenue Bond Series 2006B
10/01/21	5.250%	2,000,000	2,470,800
County of Fulton Water & Sewerage Revenue Bonds Series 2004 (NPFGC/FGIC)
01/01/30	5.000%	1,500,000	1,573,410
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,135,616
Upper Oconee Basin Water Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
07/01/17	5.000%	1,140,000	1,348,335
07/01/22	5.000%	1,855,000	2,050,313
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,647,655
Total			18,713,623
Total Municipal Bonds (Cost: $90,399,379)			$98,114,035

	Shares	Value

Money Market Funds 2.0%
JPMorgan Tax-Free Money Market Fund, 0.010%(d)	2,039,370	$2,039,370
Total Money Market Funds (Cost: $2,039,370)		$2,039,370

Notes to Portfolio of Investments

Total Investments
(Cost: $92,438,749)(e)	$100,153,405(f)
Other Assets & Liabilities, Net	1,198,256
Total Net Assets	$101,351,661

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At December 31, 2011, the value of these securities amounted to $2,282,447 or 2.25% of net assets.

(b) At December 31, 2011, the value of securities subject to alternative minimum tax was $494,721, representing 0.49% of net assets.
(c) Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(d) The rate shown is the seven-day current annualized yield at December 31, 2011.
(e)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $92,439,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,758,000
Unrealized Depreciation	(44,000)
Net Unrealized Appreciation	$7,714,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAC	Revenue Anticipation Certificate
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$98,114,035	$—	$98,114,035
Total Bonds	—	98,114,035	—	98,114,035

Other
Money Market Funds	2,039,370	—	—	2,039,370
Total Other	2,039,370	—	—	2,039,370
Total	$2,039,370	$98,114,035	$—	$100,153,405

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia LifeGoal Balanced Growth Portfolio

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 56.9%
DIVIDEND INCOME 4.6%
Columbia Dividend Income Fund(a)	2,197,531	$29,952,343
Columbia Dividend Opportunity Fund(a)	2,381,225	19,097,428
Total		49,049,771
INTERNATIONAL 16.2%
Columbia Asia Pacific ex-Japan Fund(a)(b)	2,061,393	15,233,698
Columbia Emerging Markets Fund(a)(b)(c)	3,356,994	29,675,831
Columbia European Equity Fund(a)(b)	7,196,384	37,565,122
Columbia International Value Fund(a)	1	8
Columbia Greater China Fund(a)(b)	390,120	16,845,368
Columbia Multi-Advisor International Equity Fund(a)(c)	4,633,975	49,027,460
Columbia Overseas Value Fund(a)(b)	3,676,026	23,857,408
Total		172,204,895
U.S. LARGE CAP 24.4%
Columbia Contrarian Core Fund(a)	3,986,109	54,848,858
Columbia Energy and Natural Resources Fund(a)	806,926	16,299,900
Columbia Large Cap Core Fund(a)	3,666,613	46,675,990
Columbia Large Cap Growth Fund(a)(c)	2,239,213	51,412,332
Columbia Large Core Quantitative Fund(a)	4,896,015	27,858,326
Columbia Large Value Quantitative Fund(a)(b)	2,590,675	16,761,664
Columbia Select Large Cap Growth Fund(a)	3,035,914	36,613,123
Columbia Select Large-Cap Value Fund(a)(c)	575,876	8,338,687
Total		258,808,880
U.S. MID CAP 7.1%
Columbia Mid Cap Growth Fund(a)(c)	1,713,993	42,352,764
Columbia Mid Cap Value Fund(a)	2,575,649	32,942,552
Total		75,295,316
U.S. SMALL CAP 4.6%
Columbia Small Cap Growth Fund I(a)	292,392	7,955,980
Columbia Small Cap Growth Fund II(a)(c)	915,824	10,504,503
Columbia Small Cap Value Fund I(a)	466,022	19,186,107

	Shares	Value

U.S. SMALL CAP (CONTINUED)
Columbia Small Cap Value Fund II(a)	820,444	$10,977,542
Total		48,624,132
Total Equity Funds (Cost: $639,780,428)		$603,982,994

Fixed-Income Funds 29.6%
EMERGING MARKETS 1.8%
Columbia Emerging Markets Bond Fund(a)	1,692,069	18,849,647
HIGH YIELD 1.6%
Columbia High Yield Bond Fund(a)	6,070,584	16,572,695
INTERNATIONAL 1.7%
Columbia International Bond Fund(a)(b)	1,693,742	18,665,038
INVESTMENT GRADE 24.5%
Columbia Bond Fund(a)	2,193,969	20,820,765
Columbia Corporate Income Fund(a)(b)	7,608,811	76,620,724
Columbia Income Opportunities Fund(a)	3,752,731	34,975,459
Columbia Limited Duration Credit Fund(a)	3,819,019	37,846,476
Columbia U.S. Government Mortgage Fund(a)	9,346,273	51,497,966
Mortgage and Asset Backed Portfolio(a)(b)	3,965,934	38,033,304
Total		259,794,694
Total Fixed-Income Funds (Cost: $311,490,132)		$313,882,074

Alternative Investments 6.9%
Columbia Absolute Return Currency and Income Fund(a)(b)(c)	2,158,692	22,148,173
Columbia Absolute Return Multi-Strategy Fund(a)(b)(c)	3,000,080	29,790,797
Columbia Convertible Securities Fund(a)	1,588,882	21,751,793
Total Alternative Investments (Cost: $74,612,545)		$73,690,763

Issuer		Shares	Value

Common Stocks —%
CONSUMER STAPLES –%
Food Products –%
China Milk Products Group Ltd.(d)(e)(f)		322,000	$9,930
TOTAL CONSUMER STAPLES			9,930
Total Common Stocks (Cost: $172,880)			$9,930

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 2.5%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	711,550	$726,837
07/15/13	1.875%	1,596,580	1,669,548
01/15/14	2.000%	2,297,756	2,433,287
01/15/15	1.625%	2,988,392	3,223,029
01/15/16	2.000%	2,064,975	2,308,092
07/15/17	2.625%	1,698,900	2,022,355

Issuer	Coupon Rate	Principal Amount	Value

01/15/19	2.125%	$2,283,339	$2,713,963
01/15/21	1.125%	279,482	311,623
01/15/25	2.375%	3,627,835	4,612,452
04/15/29	3.875%	3,305,760	5,151,045
02/15/40	2.125%	712,395	956,001
Total Inflation-Indexed Bonds (Cost: $24,121,357)			$26,128,232

	Shares	Value

Money Market Funds 4.1%
BofA Cash Reserves, Capital Class, 0.070%(g)	5,382,570	$5,382,570
Columbia Short-Term Cash Fund, 0.141%(a)(g)	38,233,311	38,233,311
Total Money Market Funds (Cost: $43,615,467)		$43,615,881
Total Investments
(Cost: $1,093,792,809)(h)		$1,061,309,874(i)
Other Assets and Liabilities		206,840
Net Assets		$1,061,516,714

Investment in Derivatives

At December 31, 2011, $1,449,600 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S & P 500 Index	68	$21,294,200	March 2012	$588,727	$—
US Treasury Note, 10-year	56	7,343,000	March 2012	65,965	—
Total				$654,692	$—

Notes to Portfolio of Investments

(a)                                     Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

(b)                                     The Fund does not invest in underlying funds for the purpose of exercising management control. At December 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia Overseas Value Fund	84.12%
Mortgage and Asset Backed Portfolio	43.79
Columbia International Bond Fund	32.00
Columbia Absolute Return Currency and Income Fund	18.05
Columbia Absolute Return Multi-Strategy Fund	15.44
Columbia European Equity Fund	10.31
Columbia Emerging Markets Fund	7.62
Columbia Greater China Fund	7.15
Columbia Large Value Quantitative Fund	6.44
Columbia Corporate Income Fund	6.13
Columbia Asia Pacific ex-Japan Fund	6.13

(c)                                     Non-income producing.

(d)                                     Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $9,930, representing less than 0.01% of net assets.

(e)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $9,930, representing less than 0.01% of net assets.  Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
China Milk Products Group Ltd.	11-17-10	$172,880

(f)                                      Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $9,930, which represents less than 0.01% of net assets.

(g)                                     The rate shown is the seven-day current annualized yield at December 31, 2011.

(h)                                     At December 31, 2011, the cost of securities for federal income tax purposes was approximately $1,093,793,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,816,000
Unrealized Depreciation	(46,299,000)
Net Unrealized Depreciation	$(32,483,000)

(i)                                        Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Mutual Funds
Investments in Affiliated Funds	$991,555,831	$—	$—	$991,555,831
Money Market Funds	43,615,881	—	—	43,615,881
Total Mutual Funds	1,035,171,712	—	—	1,035,171,712

Equity Securities
Common Stocks
Consumer Staples	—	—	9,930	9,930
Total Equity Securities	—	—	9,930	9,930

Bonds
Inflation-Indexed Bonds	—	26,128,232	—	26,128,232
Total Bonds	—	26,128,232	—	26,128,232

Investments in Securities	1,035,171,712	26,128,232	9,930	1,061,309,874
Derivatives(c)
Assets
Futures Contracts	654,692	—	—	654,692
Total	$1,035,826,404	$26,128,232	$9,930	$1,061,964,566

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Common Stocks securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, movement in observed market price trades, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end.

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$8,728,264	$8,728,264	$—

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common
Stock

Balance as of March 31, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(162,950)
Sales	—
Purchases	172,880
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2011	$9,930

*Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(162,950).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia LifeGoal Growth Portfolio

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 92.4%

DIVIDEND INCOME 24.6%
Columbia Dividend Income Fund(a)	6,612,632	$90,130,165
Columbia Dividend Opportunity Fund(a)	11,261,852	90,320,050
Total		180,450,215
INTERNATIONAL 14.6%
Columbia Asia Pacific ex-Japan Fund(a)(b)	8,871,172	65,557,959
Columbia Emerging Markets Fund(a)(b)(c)	4,728,349	41,798,611
Total		107,356,570
U.S. LARGE CAP 44.1%
Columbia Contrarian Core Fund(a)	3,266,276	44,943,965
Columbia Energy and Natural Resources Fund(a)	1,084,069	21,898,190
Columbia Large Cap Core Fund(a)	2,350,147	29,917,370
Columbia Large Cap Growth Fund(a)	2,877,751	66,073,168
Columbia Large Core Quantitative Fund(a)	3,944,081	22,441,818
Columbia Large Growth Quantitative Fund(a)(b)	3,910,966	29,723,342
Columbia Large Value Quantitative Fund(a)(b)	2,315,961	14,984,266
Columbia Select Large Cap Growth Fund(a)(c)	6,549,720	78,989,628

	Shares	Value
U.S. LARGE CAP (CONTINUED)
Columbia Select Large-Cap Value Fund(a)	1,036,286	$15,005,427
Total		323,977,174
U.S. MID CAP 7.1%
Columbia Mid Cap Growth Fund(a)(c)	1,480,047	36,571,967
Columbia Mid Cap Value Fund(a)	612,807	7,837,803
Columbia Mid Cap Value Opportunity Fund(a)	1,060,043	7,748,909
Total		52,158,679
U.S. SMALL CAP 2.0%
Columbia Small Cap Growth Fund I(a)	541,823	14,743,008
Total Equity Funds (Cost: $680,907,067)		$678,685,646

Alternative Investments 7.7%

Columbia Absolute Return Enhanced Multi-Strategy Fund(a)(b)(c)	729,653	7,216,270
Columbia Convertible Securities Fund(a)(b)	3,604,113	49,340,309
Total Alternative Investments (Cost: $57,657,005)		$56,556,579
Total Investments
(Cost: $738,564,072)(d)		$735,242,225(e)
Other Assets and Liabilities		(462,745)
Net Assets		$734,779,480

Notes to Portfolio of Investments

(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)

The Fund does not invest in underlying funds for the purpose of exercising management control. At December 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia Asia Pacific ex-Japan Fund	26.40%
Columbia Emerging Markets Fund	10.74
Columbia Convertible Securities Fund	9.70
Columbia Absolute Return Enhanced Multi-Strategy Fund	7.25
Columbia Large Value Quantitative Fund	5.76
Columbia Large Growth Quantitative Fund	5.44

(c)	Non-income producing.

(d)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $738,564,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$24,821,000
Unrealized Depreciation	(28,143,000)
Net Unrealized Depreciation	$(3,322,000)

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 - Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$735,242,225	$—	$—	$735,242,225

(a) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia LifeGoal Income and Growth Portfolio

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 26.8%
DIVIDEND INCOME 4.4%
Columbia Dividend Income Fund(a)	309,169	$4,213,975
Columbia Dividend Opportunity Fund(a)	179,439	1,439,100
Total		5,653,075
INTERNATIONAL 5.8%
Columbia Emerging Markets Fund(a)(b)	199,883	1,766,971
Columbia Greater China Fund(a)	15,897	686,429
Columbia Multi-Advisor International Equity Fund(a)(b)	463,573	4,904,601
Total		7,358,001
U.S. LARGE CAP 13.1%
Columbia Contrarian Core Fund(a)	232,709	3,202,080
Columbia Large Cap Core Fund(a)	251,837	3,205,889
Columbia Large Cap Growth Fund(a)	123,557	2,836,880
Columbia Large Core Quantitative Fund(a)	395,475	2,250,251
Columbia Large Value Quantitative Fund(a)	149,547	967,566
Columbia Select Large Cap Growth Fund(a)(b)	251,134	3,028,673
Columbia Select Large-Cap Value Fund(a)	80,193	1,161,195
Total		16,652,534
U.S. MID CAP 3.5%
Columbia Mid Cap Growth Fund(a)(b)	100,138	2,474,398
Columbia Mid Cap Value Fund(a)	150,199	1,921,049
Total		4,395,447
Total Equity Funds (Cost: $33,302,270)		$34,059,057

Fixed-Income Funds 57.0%
EMERGING MARKETS 6.4%
Columbia Emerging Markets Bond Fund(a)	341,050	3,799,299
Columbia International Bond Fund(a)(c)	393,173	4,332,766
Total		8,132,065
INVESTMENT GRADE 50.6%
Columbia Bond Fund(a)	1,046,992	9,935,953
Columbia Corporate Income Fund(a)	1,431,434	14,414,535
Columbia Income Opportunities Fund(a)	1,181,001	11,006,930

		Shares	Value

INVESTMENT GRADE (CONTINUED)
Columbia Limited Duration Credit Fund(a)		865,409	$8,576,206
Columbia Short Term Bond Fund(a)		256,335	2,527,463
Columbia U.S. Government Mortgage Fund(a)		1,557,746	8,583,181
Mortgage and Asset Backed Portfolio(a)(c)		961,835	9,223,996
Total			64,268,264
Total Fixed-Income Funds (Cost: $70,947,262)			$72,400,329

Alternative Investments 9.0%
Columbia Absolute Return Currency and Income Fund(a)(b)		326,722	3,352,169
Columbia Absolute Return Multi-Strategy Fund(a)(b)		438,570	4,354,999
Columbia Convertible Securities Fund(a)		279,010	3,819,650
Total Alternative Investments (Cost: $11,472,141)			$11,526,818

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 3.9%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	144,829	147,940
07/15/13	1.875%	357,535	373,876
01/15/14	2.000%	428,915	454,214
01/15/15	1.625%	533,642	575,541
01/15/16	2.000%	365,078	408,061
07/15/17	2.625%	294,986	351,148
01/15/19	2.125%	411,317	488,889
01/15/21	1.125%	150,092	167,353
01/15/25	2.375%	630,667	801,833
04/15/29	3.875%	599,169	933,627
02/15/40	2.125%	178,099	239,000
Total Inflation-Indexed Bonds (Cost: $4,543,372)			$4,941,482

		Shares	Value

Money Market Funds 3.3%
BofA Cash Reserves, Capital Class, 0.070%(d)		961,137	$961,137
Columbia Short-Term Cash Fund, 0.141%(a)(d)		3,172,367	3,172,367
Total Money Market Funds (Cost: $4,133,446)			$4,133,504

Total Investments (Cost: $124,398,491)(e)	$127,061,190(f)
Other Assets and Liabilities	(55,241)
Net Assets	$127,005,949

Investments in Derivatives

At December 31, 2011, $51,300 was held in a margin deposit account as collateral to cover initial margin requirements on open future contracts.

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 5-year	25	$3,081,445	Apr. 2012	$12,886	$—
U.S. Treasury Note, 10-year	18	2,360,250	Mar. 2012	21,203	—
Total				$34,089	$—

Notes to Portfolio of Investments

(a)                                     Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

(b)                                     Non-income producing.

(c)                                     The Fund does not invest in underlying funds for the purpose of exercising management control. At December 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Mortgage and Asset Backed Portfolio	10.62%
Columbia International Bond Fund	7.43

(d)                                     The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)                                     At December 31, 2011, the cost of securities for federal income tax purposes was approximately $124,398,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,253,000
Unrealized Depreciation	(1,590,000)
Net Unrealized Appreciation	$2,663,000

(f)                                      Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Mutual Funds
Investments in Affiliated Funds	$117,986,204	$—	$—	$117,986,204
Affiliated Money Market Funds	4,133,504	—	—	4,133,504
Total Mutual Funds	122,119,708	—	—	122,119,708

Bonds
Inflation-Indexed Bonds	—	4,941,482	—	4,941,482
Total Bonds	—	4,941,482	—	4,941,482
Investments in Securities	122,119,708	4,941,482	—	127,061,190
Derivatives(c)
Assets
Futures Contracts	34,089	—	—	34,089
Total	$122,153,797	$4,941,482	$—	$127,095,279

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end. Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.  The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$4,150,045	$4,150,045	$—

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia LifeGoal Income Portfolio

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Fixed-Income Funds 79.5%
EMERGING MARKETS 13.9%
Columbia Emerging Markets Bond Fund(a)	90,621	$1,009,518
Columbia Income Opportunities Fund(a)	271,700	2,532,240
Total		3,541,758
INTERNATIONAL 4.5%
Columbia International Bond Fund(a)	103,452	1,140,050
INVESTMENT GRADE 61.1%
Columbia Corporate Income Fund(a)	361,283	3,638,126
Columbia Limited Duration Credit Fund(a)	281,584	2,790,495
Columbia Short Term Bond Fund(a)	256,506	2,529,147
Columbia U.S. Government Mortgage Fund(a)	531,181	2,926,808
Columbia U.S. Treasury Index Fund(a)	10,798	127,305
Mortgage and Asset Backed Portfolio(a)	362,218	3,473,675
Total		15,485,556
Total Fixed-Income Funds (Cost: $19,426,636)		$20,167,364

Alternative Investments 10.9%
Columbia Absolute Return Currency and Income Fund(a)(b)	73,465	753,751
Columbia Absolute Return Multi-Strategy Fund(a)(b)	76,481	759,454

		Shares	Value

Columbia Convertible Securities Fund(a)		91,501	1,252,650
Total Alternative Investments (Cost: $2,481,570)			$2,765,855

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 5.1%

U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$69,266	$70,754
07/15/13	1.875%	80,137	83,800
01/15/14	2.000%	98,038	103,820
01/15/15	1.625%	130,446	140,688
01/15/16	2.000%	91,270	102,015
07/15/17	2.625%	71,015	84,536
01/15/19	2.125%	105,466	125,356
01/15/21	1.125%	36,229	40,396
01/15/25	2.375%	180,191	229,095
04/15/29	3.875%	137,740	214,627
02/15/40	2.125%	62,858	84,353
Total Inflation-Indexed Bonds (Cost: $1,176,965)			$1,279,440

		Shares	Value

Money Market Funds 5.0%

BofA Cash Reserves, Capital Class, 0.070%(c)		1,266,788	$1,266,788
Columbia Short-Term Cash Fund, 0.141%(a)(c)		8,683	8,683
Total Money Market Funds (Cost: $1,275,375)			$1,275,471

Total Investments(d)
(Cost: $24,360,546)			$25,488,130(e)
Other Assets and Liabilities			(132,877)

Net Assets			$25,355,253

Notes to Portfolio of Investments

(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(d)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $24,361,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,184,000
Unrealized Depreciation	(57,000)
Net Unrealized Appreciation	$1,127,000

(e)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total

Mutual Funds
Investments in Affiliated Funds	$22,933,219	$—	$—	$22,933,219
Money Market Funds	1,275,471	—	—	1,275,471
Total Mutual Funds	24,208,690	—	—	$24,208,690

Bonds
Inflation-Indexed Bonds	—	1,279,440	—	1,279,440
Total Bonds	—	1,279,440	—	1,279,440
Total	$24,208,690	$1,279,440	$—	$25,488,130

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end. Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.  The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$1,393,837	$1,393,837	$—

Portfolio of Investments

Columbia Maryland Intermediate Municipal Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 93.7%
ADVANCED REFUNDED 1.6%
City of Baltimore Revenue Bonds Water Project Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	$1,400,000	$1,772,960
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity
07/01/16	6.800%	370,000	424,838
Total			2,197,798
CITY 3.6%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,351,840
County of Frederick Unlimited General Obligation Refunding Bonds Public Facilities Series 2006
11/01/18	5.250%	2,005,000	2,533,378
Total			4,885,218
COLLEGE 6.2%
City of Westminster Revenue Bonds McDaniel College, Inc. Series 2006
11/01/17	5.000%	575,000	635,329
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	600,000	618,516
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/17	5.000%	1,000,000	1,093,840
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
College of Notre Dame
Series 1998 (NPFGC)
10/01/14	4.600%	510,000	557,098
Johns Hopkins University
Series 2008A
07/01/18	5.000%	1,750,000	2,148,335
Maryland Industrial Development Financing Authority Refunding Revenue Bonds American Center for Physics Facility Series 2001
12/15/15	5.250%	1,000,000	1,003,980

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
University System of Maryland Revenue Bonds Series 2006A
10/01/15	5.000%	$2,000,000	$2,310,320
Total			8,367,418
COUNTY 2.9%
County of Anne Arundel General Obligation Limited Notes Consolidated General Improvement Series 2006
03/01/18	5.000%	3,300,000	3,845,193
County of Prince George’s Limited General Obligation Bonds Consolidated Public Improvement Series 2001 (NPFGC/FGIC)
12/01/12	5.250%	120,000	121,698
Total			3,966,891
ELECTRIC 3.8%
Maryland Economic Development Corp. Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	2,500,000	3,016,075
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2010ZZ(a)
07/01/25	5.250%	1,985,000	2,135,681
Total			5,151,756
HEALTH CARE - HOSPITAL 9.6%
County of Baltimore
Revenue Bonds
Catholic Health Initiatives
Series 2006A
09/01/16	5.000%	1,000,000	1,148,620
09/01/26	5.000%	1,500,000	1,651,125
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll Hospital Center
Series 2006
07/01/26	4.500%	1,000,000	994,730
FHA Insured Mortgage-Western Health
Series 2006
07/01/13	5.000%	1,280,000	1,348,390
01/01/20	5.000%	1,450,000	1,609,210
King Farm Presbyterian Community
Series 2007A
01/01/27	5.250%	1,000,000	853,120
Peninsula Regional Medical Center
Series 2006
07/01/26	5.000%	2,000,000	2,060,880
University of Maryland Medical System
Series 2010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
07/01/20	5.000%	$1,000,000	$1,125,610
Maryland Health & Higher Educational Facilities Authority(b)
Revenue Bonds
Johns Hopkins Health System
Series 2008
05/15/48	5.000%	2,000,000	2,242,560
Total			13,034,245
HEALTH CARE - LIFE CARE CENTER 2.3%
County of Baltimore
Revenue Bonds
Oak Crest Village Incorporate Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,091,471
01/01/27	5.000%	2,000,000	2,014,060
Total			3,105,531
HEALTH CARE - NURSING HOME 1.0%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Series 2009B
01/01/23	6.000%	1,250,000	1,338,425
HOUSING - MULTI-FAMILY 5.0%
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland-College Park Projects
Series 2006 (AGCP)
06/01/19	5.000%	1,000,000	1,077,370
Revenue Bonds
Collegiate Housing-Salisbury
Series 1999A
06/01/19	6.000%	745,000	745,000
06/01/30	6.000%	1,850,000	1,850,056
Collegiate Housing-Towson
Series 1999A
06/01/12	5.700%	355,000	355,806
Senior Revenue Bonds
Towson University Project
Series 2007A
07/01/24	5.250%	1,185,000	1,209,375
Montgomery County Housing Opportunites Commission Revenue Bonds Housing Development Series 2000A
07/01/30	6.100%	1,500,000	1,501,830
Total			6,739,437

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOUSING - SINGLE FAMILY 4.1%
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/21	4.400%	$1,500,000	$1,529,970
Residential
Series 2010B
09/01/30	5.125%	1,500,000	1,574,910
Maryland Community Development Administration(c)
Revenue Bonds
Residential
Series 1999D AMT
09/01/24	5.375%	2,410,000	2,411,687
Total			5,516,567
INDUSTRIAL-POLLUTION - IDR 0.8%
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	1,000,000	1,028,210
LEASE 4.6%
City of Baltimore Refunding Certificate of Participation Series 2010A
10/01/17	5.000%	1,500,000	1,773,765
Howard County Housing Commission Revenue Bonds Roger Carter Recreation Center Project Series 2011
06/01/26	5.000%	585,000	652,889
Maryland Economic Development Corp. Refunding Revenue Bonds Department of Transportation Headquarters Series 2010
06/01/22	4.500%	2,675,000	3,199,381
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	500,000	601,425
Total			6,227,460
MISCELLANEOUS REVENUE 9.6%
City of Baltimore Senior Revenue Bonds Series 2006A (XLCA)
09/01/17	5.250%	1,300,000	1,336,153
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,416,125

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS REVENUE (CONTINUED)
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,187,950
Maryland State Transportation Authority Revenue Bonds Baltimore/Washington International Airport Projects Series 2002A (AMBAC)
03/01/15	4.500%	3,000,000	3,046,530
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	1,000,000	1,166,640
Territory of Guam Revenue Bonds Series 2011A(a)
01/01/31	5.000%	350,000	370,038
Washington Metropolitan Area Transit Authority Revenue Bonds Transit Series 2009
07/01/23	5.250%	3,000,000	3,510,870
Total			13,034,306
SALES OR USE TAX 8.9%
Maryland State Department of Transportation
Revenue Bonds
Series 2002
02/01/14	5.500%	5,000,000	5,531,950
Series 2008
02/15/22	5.000%	3,125,000	3,666,000
Series 2009
06/15/21	4.000%	1,495,000	1,703,433
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A(a)
10/01/17	5.000%	1,000,000	1,112,280
Total			12,013,663
SPECIAL DISTRICT - ASSESSMENT 2.0%
County of Frederick Special Tax Bonds Urbana Community Development Authority Series 2010A
07/01/25	5.000%	2,500,000	2,710,575

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 10.1%
County of Anne Arundel Limited General Obligation Refunding Bonds Consolidated General Improvement Series 2006
03/01/15	5.000%	$2,000,000	$2,269,820
County of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008
02/01/18	5.000%	1,000,000	1,233,940
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2005
08/01/14	5.000%	1,500,000	1,671,165
Series 2006
11/01/21	5.250%	2,500,000	3,260,625
County of Howard Unrefunded Unlimited General Obligation Public Improvement Bonds Series 2002A
08/15/15	5.250%	795,000	799,825
County of Montgomery Unlimited General Obligation Refunding Bonds Consolidated Public Improvement Series 2005A
07/01/16	5.000%	1,500,000	1,778,085
County of Prince George’s
Limited General Obligation Refunding & Public Improvement Bonds
Series 2011B
09/15/20	5.000%	2,000,000	2,547,680
Unrefunded Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 1999 (AGM)
10/01/12	5.000%	65,000	65,257
Total			13,626,397
STATE 7.9%
Commonwealth of Puerto Rico Unlimited General Obligation Public Improvement Bonds Series 2002A (FGIC)(a)
07/01/17	5.500%	2,520,000	2,815,697
State of Maryland
Unlimited General Obligation Bonds
State & Local Facilities
1st Series 2009C
03/01/21	5.000%	1,500,000	1,834,110
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	3,000,000	3,659,190
Series 2002A
03/01/13	5.500%	2,245,000	2,382,820
Total			10,691,817

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TOLL ROAD 2.7%
Maryland State Transportation Authority Revenue Bonds Series 2009A
07/01/22	5.000%	$3,000,000	$3,679,200
WATER & SEWER 7.0%
City of Baltimore
Revenue Bonds
Wastewater Projects
Series 2006C (AMBAC)
07/01/18	5.000%	1,125,000	1,305,731
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,469,338
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,478,850
Maryland Water Quality Financing Administration Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	2,500,000	2,917,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Washington Suburban Sanitation Commission Unlimited General Obligation Refunding & Public Improvement Bonds Series 2009
06/01/21	4.000%	$2,000,000	$2,310,900
Total			9,482,369
Total Municipal Bonds (Cost: $116,720,867)			$126,797,283

		Shares	Value

Money Market Funds 5.2%
JPMorgan Tax-Free Money Market
Fund, 0.010%(d)		7,057,939	$7,057,939
Total Money Market Funds (Cost: $7,057,939)			$7,057,939
Total Investments
(Cost: $123,778,806)(e)			$133,855,222(f)
Other Assets & Liabilities, Net			1,555,985
Total Net Assets			$135,411,207

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At December 31, 2011, the value of these securities amounted to $6,433,696 or 4.75% of net assets.

(b)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(c)	At December 31, 2011, the value of securities subject to alternative minimum tax was $2,411,687, representing 1.78% of net assets.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(e)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $123,779,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,138,000
Unrealized Depreciation	(62,000)
Net Unrealized Appreciation	$10,076,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGCP	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total

Bonds
Municipal Bonds	$—	$126,797,283	$—	$126,797,283
Total Bonds Bonds	—	126,797,283	—	126,797,283

Other
Money Market Funds	7,057,939	—	—	7,057,939
Total Bonds Other	7,057,939	—	—	7,057,939

Total	$7,057,939	$126,797,283	$—	$133,855,222

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Masters International Equity Portfolio

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 99.3%
International 99.3%
Columbia Acorn International Fund(a)	92,321	$3,169,375
Columbia Asia Pacific ex-Japan Fund(a)(b)	2,142,247	15,831,207
Columbia Emerging Markets Fund(a)(c)	714,968	6,320,314
Columbia European Equity Fund(a)(b)	7,287,698	38,041,785
Total		63,362,681
Total Equity Funds (Cost: $71,949,765)		$63,362,681

	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.141%(a)(d)	3	$3
Total Money Market Funds (Cost: $3)		$3
Total Investments (Cost: $71,949,768)(e)		$63,362,684(f)
Other Assets and Liabilities		469,449
Net Assets		$63,832,133

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at December 31, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Citigroup Global Markets, Inc.	Jan. 12, 2012	364,000	355,181	$—	$(2,054)
		(CAD)	(USD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	1,963,000	356,864	15,060	—
		(DKK)	(USD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	1,898,000	2,992,551	45,179	—
		(GBP)	(USD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	54,842,000	1,067,380	36,500	—
		(INR)	(USD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	3,231,282,000	2,847,572	44,354	—
		(KRW)	(USD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	2,254,000	711,602	979	—
		(MYR)	(USD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	15,485,000	355,568	2,601	—
		(PHP)	(USD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	15,472,000	497,812	7,718	—
		(THB)	(USD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	64,582,000	2,139,540	6,257	—
		(TWD)	(USD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	3,019,045	3,019,000	65,713	—
		(USD)	(AUD)
Citigroup Global Markets, Inc.	Jan. 12, 2012	998,260	914,000	—	(25,051)
		(USD)	(CHF)

Citigroup Global Markets, Inc.	Jan. 12, 2012	2,768,239	2,061,000	—	(100,646)
		(USD)	(EUR)
Citigroup Global Markets, Inc.	Jan. 12, 2012	6,572,100	505,357,000	—	(5,649)
		(USD)	(JPY)
Citigroup Global Markets, Inc.	Jan. 12, 2012	478,203	37,100,000	3,862	—
		(USD)	(JPY)
Citigroup Global Markets, Inc.	Jan. 12, 2012	712,462	921,000	—	(2,408)
		(USD)	(SGD)
Morgan Stanley	Jan. 13, 2012	3,261,000	3,129,378	—	(70,935)
		(CAD)	(USD)
Barclays Bank PLC	Jan. 13, 2012	6,152,000	8,244,830	282,122	—
		(EUR)	(USD)
Citigroup Global Markets, Inc.	Jan. 13, 2012	374,221,000	4,802,638	—	(59,948)
		(JPY)	(USD)
Deutsche Bank	Jan. 13, 2012	4,940,647	28,952,000	—	(101,382)
		(USD)	(NOK)
Deutsche Bank	Jan. 13, 2012	3,169,695	19,015,000	8,622	—
		(USD)	(NOK)
State Street Bank & Trust Company	Jan. 13, 2012	3,173,185	4,139,000	46,439	—
		(USD)	(NZD)
State Street Bank & Trust Company	Jan. 13, 2012	4,792,349	33,042,000	6,473	—
		(USD)	(SEK)
Total				$571,879	$(368,073)

Notes to Investments in Affiliated Funds

(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)

The Fund does not invest in underlying funds for the purpose of exercising management control. At December 31, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia European Equity Fund	10.49%
Columbia Asia Pacific-ex Japan Fund	6.37

(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(e)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $71,950,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,156,000
Unrealized Depreciation	(9,743,000)
Net Unrealized Depreciation	$(8,587,000)

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total

Investments in Affiliated Funds	$63,362,681	$—	$—	$63,362,681
Money Market Funds	3	—	—	3
Total Mutual Funds	63,362,684	—	—	63,362,684
Derivatives(b)
Assets
Forward Foreign Currency Exchange Contracts	—	571,879	—	571,879
Liabilities
Forward Foreign Currency Exchange Contracts	—	(368,073)	—	(368,073)
Total	$63,362,684	$203,806	$—	$63,566,490

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) There were no significant transfers between Levels 1 and 2 during the period.

(b) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia North Carolina Intermediate Municipal Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 92.8%
ADVANCED REFUNDED 5.3%
City of High Point Prerefunded 06/01/12 Unlimited General Obligation Bonds Water & Sewer Series 2002 (NPFGC)
06/01/14	4.500%	$1,275,000	$1,310,674
County of Craven Prerefunded 05/01/12 Unlimited General Obligation Bonds Series 2002 (AMBAC)
05/01/19	5.000%	1,000,000	1,026,130
County of Gaston Prerefunded 06/012/12 Unlimited General Obligation Bonds Series 2002 (AMBAC)
06/01/20	5.250%	1,500,000	1,546,680
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Bonds
Public Improvement
Series 2009
03/01/20	5.000%	935,000	1,185,571
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/26	5.125%	3,065,000	3,688,421
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1986A Escrowed to Maturity
01/01/17	5.000%	2,165,000	2,587,716
Total			11,345,192
AIRPORT 1.7%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	3,000,000	3,511,140

COLLEGE 6.0%
Appalachian State University Refunding Revenue Bonds
Series 2005 (NPFGC)
07/15/21	5.000%	1,485,000	1,606,711
Utility System
Series 1998 (NPFGC)
05/15/12	5.000%	1,000,000	1,017,740
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Johnson & Wales University Project
Series 2003A (XLCA)
04/01/21	5.250%	1,000,000	1,024,340
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,057,100
Wake Forest University
Series 2009
01/01/26	5.000%	1,000,000	1,134,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
University of North Carolina System
Revenue Bonds
Asheville/Wilmington
Series 2010C
10/01/16	5.000%	$3,000,000	$3,544,110
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,150,410
Series 2008A
10/01/22	5.000%	2,000,000	2,315,960
Total			12,851,311

COUNTY 1.6%
County of Orange Unlimited General Obligation Refunding Bonds Series 2005B
04/01/16	5.250%	1,000,000	1,143,110
County of Wake Unlimited General Obligation Public Improvement Bonds Series 2011
04/01/15	5.000%	2,000,000	2,280,600
Total			3,423,710
ELECTRIC 9.7%

Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	1,040,000	1,260,813
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,354,510
Refunding Revenue Bonds
Series 1993B (NPFGC)
01/01/22	6.000%	1,000,000	1,265,500
Series 1993B (NPFGC/FGIC)
01/01/22	6.000%	3,000,000	3,805,470
Series 2005A (AMBAC)
01/01/20	5.250%	2,000,000	2,247,200
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,769,805
Revenue Bonds
Series 2009B
01/01/26	5.000%	1,500,000	1,625,100
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2008A
01/01/17	5.250%	1,185,000	1,402,175
01/01/20	5.250%	2,000,000	2,357,280
Revenue Bonds
Series 2009A
01/01/25	5.000%	1,500,000	1,661,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ELECTRIC (CONTINUED)

Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007VV (NPFGC)(a)
07/01/25	5.250%	$1,690,000	$1,893,729
Total			20,642,832
HEALTH CARE - HOSPITAL 10.7%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	1,928,840
10/01/27	5.250%	1,000,000	902,440
Charlotte-Mecklenburg Hospital Authority
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,752,228
Carolinas HealthCare System Group
Series 2008A
01/15/24	5.250%	2,000,000	2,229,400
Series 2009A
01/15/21	5.000%	1,000,000	1,143,760
North Carolina Medical Care Commission
Refunding Revenue Bonds
North Carolina Baptist Hospital
Series 2010
06/01/17	5.000%	1,500,000	1,734,930
Revenue Bonds
Moses Cone Health System
Series 2011
10/01/20	5.000%	2,000,000	2,338,880
Novant Health Obligation Group
Series 2003A
11/01/13	5.000%	3,000,000	3,168,240
11/01/17	5.000%	2,000,000	2,110,080
Wilson Medical Center
Series 2007
11/01/19	5.000%	3,385,000	3,671,236
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,029,590
University Medical Center Corp. Revenue Bonds Series 2004
07/01/13	5.250%	750,000	784,425
Total			22,794,049
HEALTH CARE - LIFE CARE CENTER 0.5%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007
07/01/16	5.000%	1,000,000	1,081,030

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOUSING - SINGLE FAMILY 1.0%

North Carolina Housing Finance Agency(b)
Revenue Bonds
Home Ownership
Series 1998-2-A AMT
01/01/20	5.200%	$470,000	$470,461
Series 1999-3-A AMT
01/01/19	5.150%	680,000	680,687
Series 2000-8-A AMT
07/01/12	6.050%	75,000	75,241
Series 2007-30-A AMT
07/01/23	5.000%	970,000	1,001,593
Total			2,227,982
LEASE 19.0%
City of Charlotte Refunding Certificate of Participation Convention Facility Project Series 2003A
08/01/16	5.500%	2,550,000	2,754,892
City of Greenville Certificate of Participation Public Facilities & Equipment Project Series 2004 (AMBAC)
06/01/22	5.250%	2,180,000	2,320,370
City of Wilmington Refunding Certificate of Participation Series 2006A
06/01/17	5.000%	1,005,000	1,165,549
County of Burke Certificate of Participation Series 2006B (AMBAC)
04/01/18	5.000%	1,425,000	1,590,884
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,786,623
County of Catawba Revenue Bonds Series 2011
10/01/22	5.000%	400,000	477,004
County of Chatham Certificate of Participation Series 2006 (AMBAC)
06/01/20	5.000%	1,065,000	1,180,286
County of Craven
Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	3,295,956
06/01/19	5.000%	1,825,000	2,107,583

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	$2,775,000	$3,296,894
County of Dare Certificate of Participation Series 2005 (NPFGC/FGIC)
06/01/20	5.000%	3,005,000	3,288,221
County of Gaston Refunding Certificate of Participation Series 2005 (NPFGC)
12/01/15	5.000%	1,350,000	1,532,830
County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	1,060,000	1,221,449
County of Iredell Certificate of Participation Iredell County School Project Series 2006 (AMBAC)
06/01/20	5.000%	1,690,000	1,902,484
County of Mecklenburg Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,148,940
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,885,874
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	2,115,723
County of Randolph Refunding Certificate of Participation Series 2004 (AGM)
06/01/14	5.000%	1,640,000	1,794,472
County of Sampson Certificate of Participation Series 2006 (AGM)
06/01/16	5.000%	1,000,000	1,165,190
North Carolina Infrastructure Finance Corp. Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	2,570,000	2,868,583

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
Town of Chapel Hill Certificate of Participation Chapel Hill Operations Center Series 2005
06/01/21	5.250%	$1,360,000	$1,491,186
Total			40,390,993
MISCELLANEOUS REVENUE 3.5%
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	1,880,000	2,149,893
Durham County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
Research Triangle Institute
Series 2010
02/01/17	4.000%	1,440,000	1,629,979
02/01/18	4.000%	1,000,000	1,148,400
Territory of Guam Revenue Bonds Series 2011A(a)
01/01/31	5.000%	500,000	528,625
Tobacco Settlement Financing Corp. Revenue Bonds Series 2007-1A
06/01/12	4.250%	2,000,000	2,020,340
Total			7,477,237
PORT DISTRICT 1.0%
North Carolina Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,144,080

SALES OR USE TAX 4.1%
City of Charlotte Revenue Bonds Series 2006
06/01/17	5.000%	1,120,000	1,314,051
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(a)
07/01/18	5.500%	3,360,000	4,281,715
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(a)
07/01/20	5.500%	1,200,000	1,332,768

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SALES OR USE TAX (CONTINUED)
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A(a)
10/01/20	5.000%	$1,560,000	$1,730,056
Total			8,658,590
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 9.8%
City of Charlotte
Unlimited General Obligation Bonds
Series 2002C
07/01/20	5.000%	1,570,000	1,602,295
07/01/22	5.000%	1,265,000	1,287,669
County of Cabarrus
Unlimited General Obligation Bonds
Public Improvement
Series 2006
03/01/15	5.000%	1,000,000	1,131,540
03/01/16	5.000%	1,000,000	1,163,250
County of Iredell Unlimited General Obligation Bonds School Series 2006
02/01/19	5.000%	2,420,000	2,763,035
County of Mecklenburg Unlimited General Obligation Refunding Bonds Series 2009A
08/01/19	5.000%	1,000,000	1,265,550
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,439,158
County of Orange Prerefunded 04/01/15 Unlimited General Obligation Bonds Public Improvement Series 2005A
04/01/22	5.000%	2,000,000	2,277,820
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,765,635
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2009D
02/01/18	4.000%	2,000,000	2,350,180
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	3,065,000	3,816,078
Total			20,862,210

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE 1.1%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds Series 2001A (NPFGC)(a)
07/01/14	5.500%	$1,725,000	$1,864,018
State of North Carolina Unrefunded Unlimited General Obligation Bonds Public Improvement Series 2001A
03/01/14	4.750%	395,000	402,343
Total			2,266,361
TOLL ROAD 0.1%
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA (NPFGC)(a)
07/01/18	5.500%	140,000	157,510
WATER & SEWER 17.7%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,195,280
City of Charlotte
Revenue Bonds
Series 2002A
07/01/14	5.500%	1,250,000	1,404,588
Series 2009B
07/01/25	5.000%	5,835,000	6,931,396
Water & Sewer System
Series 2008
07/01/23	5.000%	3,000,000	3,513,300
City of Concord Refunding Revenue Bonds Series 2008B
12/01/19	5.000%	1,500,000	1,837,395
City of Gastonia Refunding Revenue Bonds Series 2009
05/01/17	4.000%	1,205,000	1,373,784
City of Greensboro
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,436,540
06/01/22	5.250%	1,200,000	1,562,520
06/01/23	5.250%	2,000,000	2,618,400
City of High Point
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,130,990
11/01/25	5.000%	1,000,000	1,119,270
City of Raleigh
Revenue Bonds
Series 2006A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
03/01/16	5.000%	$1,500,000	$1,753,785
Series 2011
03/01/27	5.000%	800,000	936,496
City of Winston-Salem
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,593,070
Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,215,650
County of Brunswick
Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,250,412
04/01/22	5.000%	1,390,000	1,592,551
County of Union
Refunding Revenue Bonds
Series 2011A
12/01/19	4.000%	500,000	579,085
12/01/20	4.000%	600,000	691,116
Total			37,735,628

Total Municipal Bonds (Cost: $181,289,267)			$197,569,855

Issue Description	Coupon Rate	Principal Amount	Value

Floating Rate Notes 0.9%
County of Forsyth Unlimited General Obligation Bonds VRDN Series 2007B (Wells Fargo Bank)(c)(d)
10/01/26	0.090%	$1,945,000	$1,945,000

Total Floating Rate Notes (Cost: $1,945,000)			$1,945,000

		Shares	Value

Money Market Funds 5.3%
JPMorgan Tax-Free Money Market Fund, 0.010%(e)		11,317,601	$11,317,601

Total Money Market Funds (Cost: $11,317,601)			$11,317,601

Total Investments (Cost: $194,551,868)(f)			$210,832,456(g)
Other Assets & Liabilities, Net			2,203,802

Total Net Assets			$213,036,258

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At December 31, 2011, the value of these securities amounted to $11,788,421 or 5.53% of net assets.

(b)	At December 31, 2011, the value of securities subject to alternative minimum tax was $2,227,982, representing 1.05% of net assets.
(c)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(d)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on December 31, 2011.

(e)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(f)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $194,552,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,451,000
Unrealized Depreciation	(171,000)
Net Unrealized Appreciation	$16,280,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total

Bonds

Municipal Bonds	$—	$197,569,855	$—	$197,569,855

Total Bonds	—	197,569,855	—	197,569,855

Short-Term Securities

Floating Rate Notes	—	1,945,000	—	1,945,000

Total Short-Term Securities	—	1,945,000	—	1,945,000

Other

Money Market Funds	11,317,601	—	—	11,317,601

Total Other	11,317,601	—	—	11,317,601

Total	$11,317,601	$199,514,855	$—	$210,832,456

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Short Term Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 30.9%
Aerospace & Defense 0.3%
L-3 Communications Corp.
11/15/16	3.950%	$7,465,000	$7,534,596
Banking 9.6%
Abbey National Treasury Services PLC(a)
Bank Guaranteed
04/25/14	2.875%	745,000	694,528
Abbey National Treasury Services PLC(a)(b)
Bank Guaranteed
04/25/14	2.002%	1,545,000	1,405,933
BB&T Corp. Senior Unsecured(b)
04/28/14	1.125%	10,237,000	10,109,775
BNP Paribas SA Bank Guaranteed(a)(b)
01/10/14	1.291%	11,830,000	10,898,622
Bank of Montreal Senior Unsecured(a)(b)
04/29/14	0.898%	8,195,000	8,168,907
Bank of New York Mellon Corp. (The) Senior Unsecured(b)
07/28/14	0.695%	11,000,000	10,800,568
Barclays Bank PLC Senior Unsecured(a)
04/07/15	3.900%	10,000,000	10,042,710
Canadian Imperial Bank of Commerce Senior Unsecured(a)
09/13/13	1.450%	2,000,000	2,000,535
Capital One Financial Corp. Senior Unsecured(b)
07/15/14	1.553%	11,085,000	10,731,067
Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	19,100,000	19,034,162
Commonwealth Bank of Australia Senior Unsecured(a)(c)
10/15/14	3.750%	11,000,000	11,333,300
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a)
01/10/14	1.850%	11,000,000	10,943,372
Goldman Sachs Group, Inc. (The) Senior Unsecured
08/01/15	3.700%	10,100,000	9,895,010
HSBC Bank PLC Senior Unsecured(a)(b)(c)
01/17/14	1.203%	13,250,000	13,065,507
ING Bank NV Senior Unsecured(a)(b)(c)
06/09/14	1.940%	15,300,000	14,654,202

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
JPMorgan Chase & Co. Senior Unsecured(b)
01/24/14	1.216%	$18,300,000	$18,022,993
KeyCorp Senior Unsecured
08/13/15	3.750%	10,000,000	10,371,092
Lloyds TSB Bank PLC Bank Guaranteed(a)
01/21/16	4.875%	12,500,000	12,182,300
Merrill Lynch & Co., Inc. Senior Unsecured
01/15/15	5.000%	17,200,000	16,569,431
Morgan Stanley Senior Unsecured(b)
01/09/14	0.883%	17,000,000	15,380,903
Royal Bank of Scotland PLC (The) Bank Guaranteed(a)
09/21/15	3.950%	11,315,000	10,547,932
Santander U.S. Debt SAU Bank Guaranteed(a)(c)
10/07/13	2.991%	12,800,000	12,236,966
Toronto-Dominion Bank (The) Senior Unsecured(a)(b)
07/14/14	0.701%	9,765,000	9,754,356
U.S. Bank Subordinated Notes(b)
04/29/20	3.778%	14,000,000	14,416,654
Wells Fargo & Co. Senior Unsecured(b)
10/28/15	0.625%	14,667,000	13,966,460
Total			277,227,285
Chemicals 0.3%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	6,835,000	7,605,448
Construction Machinery 0.3%
John Deere Capital Corp.
Senior Unsecured
04/03/13	4.500%	5,151,000	5,396,831
John Deere Capital Corp.(b)
Senior Unsecured
03/03/14	0.747%	2,223,000	2,216,776
Total			7,613,607
Diversified Manufacturing 0.6%
Ingersoll-Rand Global Holding Co., Ltd.(a)
04/15/14	9.500%	6,002,000	6,976,551

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Tyco International Finance SA(a)
10/15/14	4.125%	$11,220,000	$11,958,175
Total			18,934,726
Electric 1.5%
CenterPoint Energy Houston Electric LLC(c)
01/15/14	5.750%	1,000,000	1,091,803
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
02/01/13	4.875%	5,693,000	5,920,060
04/01/14	5.550%	265,000	290,651
DTE Energy Co. Senior Unsecured(b)
06/03/13	1.227%	7,095,000	7,066,471
Jersey Central Power & Light Co. Senior Unsecured
05/01/16	5.625%	2,000,000	2,260,062
National Rural Utilities Cooperative Finance Corp.
07/01/13	5.500%	13,325,000	14,251,581
Nevada Power Co.
03/15/16	5.950%	1,000,000	1,158,754
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	5,870,000	6,276,867
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	2,715,000	2,995,769
Sierra Pacific Power Co.
09/01/13	5.450%	1,710,000	1,820,156
Total			43,132,174
Food and Beverage 1.8%
Anheuser-Busch InBev Worldwide, Inc.(a)(b)
07/14/14	0.761%	11,120,000	11,066,402
Bacardi Ltd.(a)(c)
04/01/14	7.450%	6,200,000	6,987,952
General Mills, Inc. Senior Unsecured(b)
05/16/14	0.811%	13,445,000	13,397,916
Kraft Foods, Inc. Senior Unsecured
05/08/13	2.625%	10,650,000	10,880,327
SABMiller PLC(a)(c)
Senior Unsecured
08/15/13	5.500%	4,685,000	4,994,205
01/15/14	5.700%	4,360,000	4,728,333
Total			52,055,135
Gas Distributors 0.4%
Atmos Energy Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Distributors (continued)
01/15/13	5.125%	$1,960,000	$2,032,357
06/15/17	6.350%	1,525,000	1,807,047
Sempra Energy
Senior Unsecured
02/01/13	6.000%	2,272,000	2,379,316
11/15/13	8.900%	5,230,000	5,896,998
Total			12,115,718
Gas Pipelines 1.6%
Energy Transfer Partners LP Senior Unsecured
04/15/14	8.500%	6,000,000	6,727,098
Nisource Finance Corp.
03/01/13	6.150%	4,288,000	4,503,236
Plains All American Pipeline LP/Finance Corp.
09/01/12	4.250%	8,220,000	8,384,934
Southern Natural Gas Co. Senior Unsecured(c)
04/01/17	5.900%	8,530,000	9,748,698
TransCanada PipeLines Ltd. Senior Unsecured(a)
06/01/15	3.400%	7,350,000	7,778,411
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	7,790,000	9,241,573
Total			46,383,950
Health Care 1.0%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	8,770,000	9,385,286
Express Scripts, Inc.
06/15/14	6.250%	9,080,000	9,890,964
Hospira, Inc.
Senior Unsecured
06/15/14	5.900%	2,000,000	2,166,902
03/30/17	6.050%	6,287,000	6,940,886
Total			28,384,038
Healthcare Insurance 0.3%
Cigna Corp. Senior Unsecured
11/15/16	2.750%	8,615,000	8,596,124
Independent Energy 1.1%
Anadarko Petroleum Corp. Senior Unsecured
03/15/14	7.625%	8,084,000	8,980,144
Canadian Natural Resources Ltd. Senior Unsecured(a)
10/01/12	5.450%	5,090,000	5,258,662

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Encana Corp. Senior Unsecured(a)
10/15/13	4.750%	$6,680,000	$7,025,068
Woodside Finance Ltd.(a)(c)
03/01/14	8.125%	2,070,000	2,314,827
11/10/14	4.500%	7,225,000	7,604,869
Total			31,183,570
Life Insurance 1.0%
Lincoln National Corp.
Senior Unsecured
08/27/12	5.650%	5,300,000	5,406,779
02/15/14	4.750%	3,855,000	4,032,334
Metlife Institutional Funding II Secured(b)(c)
04/04/14	1.481%	11,015,000	10,990,613
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	9,030,000	9,913,585
Total			30,343,311
Media Cable 0.8%
Comcast Corp.
03/15/16	5.900%	11,891,000	13,610,343
Time Warner Cable, Inc.
05/01/17	5.850%	9,000,000	10,249,452
Total			23,859,795
Media Non-Cable 0.7%
News America, Inc.
12/15/14	5.300%	10,210,000	11,119,915
TCM Sub LLC(c)
01/15/15	3.550%	9,605,000	10,107,367
Total			21,227,282
Metals 0.6%
ArcelorMittal USA LLC
04/15/14	6.500%	9,080,000	9,599,676
Vale Canada Ltd. Senior Unsecured(a)
05/15/12	7.750%	6,355,000	6,485,455
Total			16,085,131
Non-Captive Diversified 1.2%
General Electric Capital Corp. Senior Unsecured(b)
09/15/14	0.806%	37,325,000	35,806,694
Oil Field Services 0.3%
Weatherford International Ltd.(a)
03/15/13	5.150%	139,000	144,545

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Weatherford International, Inc.
06/15/17	6.350%	$7,530,000	$8,412,441
Total			8,556,986
Pharmaceuticals 0.5%
Pfizer, Inc. Senior Unsecured
02/15/14	4.500%	8,830,000	9,519,826
Roche Holdings, Inc.(c)
03/01/14	5.000%	3,945,000	4,267,713
Total			13,787,539
Property & Casualty 1.3%
Berkshire Hathaway, Inc. Senior Unsecured(b)
08/15/14	1.157%	13,390,000	13,419,980
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	9,433,000	9,939,684
Liberty Mutual Group, Inc. Senior Unsecured(c)
03/15/14	5.750%	5,500,000	5,735,383
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	7,240,000	7,647,055
Total			36,742,102
REITs 1.2%
Camden Property Trust
Senior Unsecured
11/30/12	5.875%	7,660,000	7,870,267
12/15/13	5.375%	1,460,000	1,525,903
Duke Realty LP Senior Unsecured
02/15/15	7.375%	7,340,000	8,060,788
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	7,300,000	7,401,886
Simon Property Group LP Senior Unsecured
03/01/17	5.875%	10,000,000	11,421,560
Total			36,280,404
Retailers 0.3%
CVS Caremark Corp. Senior Unsecured
05/18/15	3.250%	8,500,000	8,961,975

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.8%
Hewlett-Packard Co. Senior Unsecured(b)
05/30/14	0.923%	$14,775,000	$14,285,165
International Business Machines Corp. Senior Unsecured
10/31/14	0.875%	9,820,000	9,823,535
Total			24,108,700
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(c)
01/10/14	2.250%	1,500,000	1,493,778
05/01/15	5.600%	7,000,000	7,655,613
Total			9,149,391
Wireless 0.3%
America Movil SAB de CV(a)
03/01/14	5.500%	9,170,000	9,872,303
Wirelines 2.8%
AT&T, Inc. Senior Unsecured
11/15/13	6.700%	13,000,000	14,331,317
CenturyLink, Inc. Senior Unsecured
06/15/17	5.150%	9,000,000	8,920,638
Deutsche Telekom International Finance BV(a)
08/20/13	5.875%	9,580,000	10,155,327
France Telecom SA(a)
Senior Unsecured
09/16/15	2.125%	8,805,000	8,723,325
09/14/16	2.750%	3,335,000	3,343,988
Telecom Italia Capital SA(a)
10/01/15	5.250%	9,785,000	8,976,074
Telefonica Emisiones SAU(a)
01/15/15	4.949%	12,000,000	11,936,880
Verizon Virginia, Inc. Senior Unsecured
03/15/13	4.625%	13,967,000	14,586,365
Total			80,973,914
Total Corporate Bonds & Notes (Cost: $898,394,750)			$896,521,898

Residential Mortgage-Backed Securities - Agency 22.0%
FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A(b)(c)(d)
02/25/48	0.845%	$12,249,900	$12,226,059
Federal Home Loan Mortgage Corp.(b)(d)
04/01/35	2.209%	407,670	423,995
03/01/34	2.460%	598,267	627,764

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/36	2.468%	$248,895	$263,003
01/01/36	2.622%	1,271,580	1,349,272
01/01/37	4.562%	758,350	802,274
09/01/37	5.574%	995,743	1,036,238
07/01/36	5.899%	26,619	28,552
12/01/36	6.065%	501,413	543,087
Federal Home Loan Mortgage Corp.(b)(d)(e)
CMO IO Series 3630 Class AI
03/15/17	1.931%	6,195,748	248,179
Federal Home Loan Mortgage Corp.(d)
04/01/24- 04/01/26	4.000%	42,229,710	44,351,368
02/01/13- 05/01/25	4.500%	14,950,697	15,844,726
11/01/17- 07/01/25	5.000%	33,327,067	35,805,199
05/01/17- 02/01/24	5.500%	17,017,255	18,447,073
03/01/17- 01/01/24	6.000%	5,518,090	5,965,498
04/01/17	6.500%	4,553,724	4,992,563
03/01/12- 09/01/15	7.500%	30,240	31,833
CMO IO Series 11 Class B(e)
01/01/20	10.000%	3,995	984
CMO Series 2467 Class NB
07/15/17	5.000%	4,572,466	4,866,705
CMO Series 2535 Class TE
12/15/31	5.500%	1,999,659	2,049,238
CMO Series 2624 Class LP
01/15/17	3.500%	376,539	378,744
CMO Series 2713 Class G
08/15/16	4.000%	41,297	41,305
CMO Series 2869 Class LC
11/15/32	4.500%	2,467,578	2,558,086
CMO Series 2899 Class KC
03/15/19	4.500%	4,688,798	4,842,071
CMO Series 3197 Class AB
08/15/13	5.500%	42,561	42,764
CMO Series 3414 Class A
07/15/22	4.500%	8,323,901	8,715,230
CMO Series 3455 Class KA
10/15/34	5.000%	1,297,737	1,327,288
CMO Series 3531 Class CE
01/15/39	3.000%	1,861,955	1,897,360
CMO Series 3536 Class PC
05/15/39	4.500%	5,854,928	6,232,311
CMO Series 3552 Class AB
10/15/36	5.000%	9,791,257	10,129,943
CMO Series 3553 Class GA
07/15/19	3.200%	7,828,259	7,969,345
CMO Series 3556 Class MA
07/15/37	5.000%	6,437,384	6,722,843
CMO Series 3558 Class AD
08/15/19	4.750%	10,225,636	10,599,205
CMO Series 3561 Class AJ
08/15/19	3.100%	3,098,635	3,151,673
CMO Series 3565 Class KA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/15/35	5.000%	$5,299,654	$5,444,658
CMO Series 3567 Class ND
12/15/17	4.000%	10,440,163	10,944,945
CMO Series 3676 Class CH
07/15/24	3.250%	456,004	469,247
CMO Series 3683 Class JD
12/15/23	4.000%	3,764,945	3,914,917
CMO Series 3774 Class AB
12/15/20	3.500%	25,036,921	26,654,311
CMO Series 3812 Class BE
09/15/18	2.750%	9,097,035	9,384,733
CMO Series 3831 Class CG
10/15/18	3.000%	18,662,913	19,300,837
CMO Series 3832 Class AC
10/15/18	3.000%	13,368,794	13,825,758
CMO Series 3840 Class AU
05/15/37	3.500%	6,306,020	6,551,123
CMO Series 3856 Class EA
10/15/18	3.000%	13,523,810	14,004,483
CMO Series 3862 Class LA
11/15/18	2.500%	4,089,285	4,197,018
CMO Series R010 Class AB
12/15/19	5.500%	3,894,119	4,002,069
Federal Home Loan Mortgage Corp.(d)(f)
01/01/27	3.500%	44,550,000	46,436,416
Federal National Mortgage Association(b)(d)
06/01/33	1.921%	1,318,737	1,364,627
04/01/36	1.931%	334,825	349,749
01/01/35	2.094%	817,069	854,608
11/01/34	2.167%	430,156	448,232
07/01/34	2.284%	1,078,438	1,138,072
04/01/36	2.287%	1,408,370	1,474,919
04/01/34	2.313%	975,990	1,026,714
08/01/35	2.353%	702,756	740,361
03/01/34	2.369%	1,023,385	1,075,122
06/01/34	2.500%	778,509	819,524
08/01/36	4.118%	226,935	236,256
06/01/35	4.807%	1,375,546	1,451,590
07/01/35	4.964%	1,048,804	1,111,102
07/01/33	4.967%	1,803,621	1,920,571
04/01/36	5.419%	329,238	352,998
09/01/37	5.740%	332,712	355,153
10/01/35	5.777%	613,425	656,374
07/01/36	5.792%	38,403	41,266
06/01/37	5.846%	1,839,268	1,963,693
09/01/37	6.301%	434,168	468,574
CMO Series 2003-W11 Class A1
06/25/33	3.034%	65,857	65,834
Federal National Mortgage Association(d)
10/01/20	3.500%	1,433,577	1,507,216
03/01/20	4.000%	2,663,145	2,812,042
10/01/13- 07/01/25	4.500%	12,399,306	13,217,049
08/01/13- 03/01/25	5.000%	18,799,116	20,241,051
08/01/17- 01/01/25	5.500%	62,399,552	67,863,798

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

06/01/17- 11/01/17	6.000%	$9,792,193	$10,667,908
03/01/12- 08/01/14	6.500%	101,807	108,019
06/01/17- 08/01/17	7.000%	386,890	427,111
08/01/15	7.500%	14,506	15,557
04/01/16	9.000%	45	45
CMO IO STRIPS Series 163 Class 2(e)
07/25/22	8.500%	232,821	32,138
CMO IO STRIPS Series 36 Class 2(e)
08/01/18	9.500%	2,283	409
CMO Series 2002-95 Class EB
04/25/31	5.000%	474,125	479,680
CMO Series 2003-129 Class AP
01/25/19	4.000%	2,568,870	2,681,217
CMO Series 2003-49 Class YC
06/25/23	4.000%	2,038,603	2,161,389
CMO Series 2004-60 Class PA
04/25/34	5.500%	1,719,566	1,868,948
CMO Series 2004-78 Class AC
05/25/32	5.000%	1,715,290	1,794,017
CMO Series 2005-22 Class KJ
07/25/33	5.000%	8,441,158	8,703,168
CMO Series 2006-106 Class PA
06/25/30	5.500%	239,552	240,637
CMO Series 2006-22 Class CB
11/25/21	4.500%	1,701,242	1,750,137
CMO Series 2007-35 Class DH
09/25/33	5.000%	1,983,306	2,048,223
CMO Series 2007-76 Class AN
05/25/33	5.500%	1,989,402	2,064,940
CMO Series 2008-18 Class HD
12/25/18	4.000%	4,529,445	4,766,178
CMO Series 2008-45 Class DA
03/25/23	4.500%	7,450,157	8,003,642
CMO Series 2009-44 Class A
12/25/23	4.500%	4,100,029	4,307,762
CMO Series 2009-70 Class NL
08/25/19	3.000%	817,683	846,297
CMO Series 2009-88 Class HA
11/25/24	3.000%	11,912,672	12,343,547
CMO Series 2010-17 Class CA
11/25/23	4.000%	10,040,034	10,391,097
CMO Series 2010-50 Class AB
01/25/24	2.500%	3,222,105	3,272,923
CMO Series 2010-50 Class AG
01/25/24	3.500%	1,561,806	1,611,899
CMO Series 2010-57 Class AQ
08/25/24	3.000%	3,189,556	3,267,216
CMO Series 2010-79 Class AC
09/25/24	2.500%	4,895,313	4,976,035
CMO Series 2010-9 Class PA
10/25/39	4.500%	9,157,136	9,286,504
CMO Series 2011-25 Class AH
06/25/21	2.750%	15,997,777	16,486,229
CMO Series 2011-3 Class EK
05/25/20	2.750%	1,324,939	1,365,140

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association(d)(g)(h)
CMO PO Series G-15 Class A
06/25/21	0.000%	$13,552	$12,924
CMO PO Series 1993-92 Class C
05/25/23	0.000%	599,987	565,164
Government National Mortgage Association(b)(d)
03/20/30	2.250%	46,661	48,175
04/20/22- 06/20/29	2.375%	1,235,498	1,278,659
07/20/18	3.000%	158,988	165,969
Government National Mortgage Association(d)
08/15/13- 09/20/21	6.000%	1,117,616	1,194,125
09/15/13- 11/15/33	6.500%	215,191	248,986
11/15/13- 08/15/29	7.000%	66,663	76,691
CMO Series 2008-30 Class AC
06/20/37	4.000%	4,739,152	4,935,673
CMO Series 2009-33 Class NK
05/20/39	4.500%	3,592,264	3,829,442
CMO Series 2010-61 Class PA
03/20/33	4.500%	5,926,302	6,248,837

Total Residential Mortgage-Backed Securities - Agency (Cost: $627,604,397)			$637,771,445

Residential Mortgage-Backed Securities - Non-Agency 2.4%
BCAP LLC Trust(b)(c)(d)
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	$10,125,112	$10,156,328
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	10,098,918	10,186,676
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	1,755,041	1,757,984
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(c)(d)
08/27/37	6.000%	12,734,425	13,116,458
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1(b)(c)(d)
06/26/37	0.504%	610,343	597,066
Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4(b)(d)
03/25/34	0.694%	109,663	104,010
Credit Suisse Mortgage Capital Certificates(b)(c)(d)
CMO Series 2009-12R Class 27A1
04/27/36	2.588%	1,082,892	1,080,122
Credit Suisse Mortgage Capital Certificates(c)(d)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	3,069,989	3,171,432
CMO Series 2009-12R Class 19A1
12/27/36	6.250%	4,543,262	4,752,906
CMO Series 2009-12R Class 25A1(b)
10/27/37	5.042%	4,957,487	4,984,771

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2009-12R Class 30A1(b)
12/27/36	5.300%	$256,876	$258,647
CMO Series 2009-12R Class 42A1(b)
06/27/37	5.000%	1,470,779	1,475,652
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(d)
06/25/35	5.500%	410,794	411,771
LVII Resecuritization Trust CMO Series 2009-3 Class A1(b)(c)(d)
11/27/37	5.632%	297,744	297,995
Residential Asset Mortgage Products, Inc. Series 2005-RS2 Class M1(b)(d)
02/25/35	0.744%	10,326,003	9,818,573
Residential Asset Securitization Trust CMO Series 2004-A7 Class A1(d)
10/25/34	5.500%	214,217	213,899
Structured Asset Securities Corp.(d)
CMO Series 2003-14 Class 1A3
05/25/33	5.500%	97,127	99,751
CMO Series 2003-21 Class 1A3
07/25/33	5.500%	13,073	13,108
CMO Series 2003-8 Class 2A7
04/25/33	5.750%	630,134	649,864
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1(b)(c)(d)
12/27/46	5.293%	6,505,151	6,514,430

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $69,590,373)			$69,661,443

Commercial Mortgage-Backed Securities - Agency 7.4%

Federal Home Loan Mortgage Corp.(b)(d)
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04/25/16	5.651%	$3,384,954	$3,747,889
Federal Home Loan Mortgage Corp.(d)
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07/25/13	2.225%	2,848,186	2,865,833
Federal National Mortgage Association CMO Series 2010-M4 Class A1(d)
06/25/20	2.520%	2,500,784	2,589,070
Government National Mortgage Association(b)(d)
CMO Series 2011-143 Class AB
03/16/33	3.973%	18,905,717	19,967,462
Government National Mortgage Association(d)
CMO Series 2007-13 Class C
06/16/40	5.020%	8,936,076	9,571,798
CMO Series 2009-105 Class A
12/16/50	3.456%	6,932,451	7,169,941
CMO Series 2009-114 Class A
12/16/38	3.103%	5,842,160	6,013,545

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

CMO Series 2009-63 Class A
01/16/38	3.400%	$4,180,565	$4,354,807
CMO Series 2009-71 Class A
04/16/38	3.304%	6,501,267	6,734,652
CMO Series 2009-90 Class AC
01/16/33	3.137%	5,400,000	5,552,545
CMO Series 2010-102 Class AE
11/16/39	3.500%	10,330,234	10,859,855
CMO Series 2010-13 Class A
08/16/22	2.461%	4,148,711	4,173,653
CMO Series 2010-141 Class A
08/16/31	1.864%	4,624,500	4,653,366
CMO Series 2010-159 Class A
01/16/33	2.159%	6,941,314	7,031,308
CMO Series 2010-161 Class AB
05/16/35	2.110%	16,705,769	16,941,037
CMO Series 2010-18 Class A
12/16/50	3.100%	4,838,188	5,019,649
CMO Series 2010-22 Class AC
12/16/30	2.229%	3,441,645	3,480,639
CMO Series 2010-49 Class A
03/16/51	2.870%	1,254,794	1,282,046
CMO Series 2010-65 Class A
11/16/28	2.017%	3,497,623	3,517,465
CMO Series 2010-83 Class A
10/16/50	2.021%	4,257,318	4,281,759
CMO Series 2011-1 Class A
12/16/31	2.239%	5,732,867	5,800,558
CMO Series 2011-120 Class AB
08/16/33	2.400%	13,056,143	13,306,991
CMO Series 2011-144 Class AB
07/16/35	2.012%	5,189,060	5,242,689
CMO Series 2011-149 Class A
10/16/46	3.000%	4,619,738	4,823,104
CMO Series 2011-16 Class A
11/16/34	2.210%	8,345,608	8,442,424
CMO Series 2011-20 Class A
04/16/32	1.883%	7,176,053	7,214,843
CMO Series 2011-31 Class A
12/16/35	2.210%	5,842,505	5,939,152
CMO Series 2011-49 Class A
07/16/38	2.450%	21,354,712	21,849,201
CMO Series 2011-78 Class A
08/16/34	2.250%	11,472,541	11,640,182

Total Commercial Mortgage-Backed Securities - Agency (Cost: $211,994,587)			$214,067,463

Commercial Mortgage-Backed Securities - Non-Agency 6.8%

Bear Stearns Commercial Mortgage Securities(b)(d)
Series 2006-PW12 Class AAB
09/11/38	5.695%	$3,144,449	$3,342,606
Bear Stearns Commercial Mortgage Securities(d)
Series 2004-PWR6 Class A4
11/11/41	4.521%	61,876	61,880
Series 2005-PW10 Class AAB

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

12/11/40	5.382%	$8,879,832	$9,377,618
Series 2005-T20 Class AAB(b)
10/12/42	5.129%	12,855,004	13,446,502
Citigroup Commercial Mortgage Trust(b)(d)
Series 2004-C1 Class A3
04/15/40	5.251%	3,157,600	3,260,329
Citigroup Commercial Mortgage Trust(d)
Series 2004-C2 Class A3
10/15/41	4.380%	1,309,966	1,309,264
Series 2005-C3 Class ASB
05/15/43	4.755%	7,908,280	8,205,561
Commercial Mortgage Pass-Through Certificates Series 2011-STRT Class A(c)(d)
12/10/12	2.555%	4,000,000	4,000,000
Credit Suisse First Boston Mortgage Securities Corp.(d)
Series 2002-CP3 Class A3
07/15/35	5.603%	5,680,613	5,716,770
Series 2002-CP5 Class A2
12/15/35	4.940%	28,781,500	29,360,037
Series 2003-CPN1 Class A1
03/15/35	3.727%	9,052	9,048
Series 2005-C2 Class AAB
04/15/37	4.681%	8,917,700	9,133,304
Series 2005-C5 Class AAB(b)
08/15/38	5.100%	4,610,104	4,802,704
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A1(d)
03/15/39	5.250%	136,395	136,328
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class AAB(d)
06/10/48	4.599%	2,113,063	2,177,424
GMAC Commercial Mortgage Securities, Inc.(d)
Series 2002-C3 Class A2
07/10/39	4.930%	9,761,721	9,923,451
Series 2003-C1 Class A2
05/10/36	4.079%	5,000,000	5,108,025
GS Mortgage Securities Corp. II Series 2011-GC3 Class A1(c)(d)
03/10/44	2.331%	14,348,636	14,539,564
Greenwich Capital Commercial Funding Corp.(d)
Series 2003-C2 Class A3
01/05/36	4.533%	3,010,113	3,028,809
Series 2005-GG3 Class AAB
08/10/42	4.619%	13,055,591	13,413,589
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-C2 Class A2(d)
12/12/34	5.050%	8,359,090	8,541,034
JPMorgan Chase Commercial Mortgage Securities Corp.(b)(d)
Series 2005-CB11 Class ASB
08/12/37	5.201%	9,439,214	9,801,576
Series 2006-CB14 Class ASB
12/12/44	5.506%	7,176,031	7,562,740
Series 2006-LDP7 Class ASB
04/15/45	5.875%	2,427,322	2,555,364
JPMorgan Chase Commercial Mortgage Securities Corp.(d)
Series 2005-LDP2 Class ASB

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

07/15/42	4.659%	$8,374,577	$8,712,826
LB-UBS Commercial Mortgage Trust(d)
Series 2003-C1 Class A3
03/15/27	4.095%	1,803,668	1,827,613
Series 2005-C2 Class AAB
04/15/30	5.007%	1,395,535	1,437,986
Series 2007-C1 Class AAB
02/15/40	5.403%	5,526,335	5,824,370
Series 2008-C1 Class A1
04/15/41	5.611%	1,041,826	1,059,493
Nationslink Funding Corp. Series 1999-LTL1 Class A3(d)
01/22/26	7.104%	6,786,264	7,265,998
Wachovia Bank Commercial Mortgage Trust Series 2005-C17 Class APB(d)
03/15/42	5.037%	1,139,263	1,178,950

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $196,180,254)			$196,120,763

Asset-Backed Securities - Agency —%

Small Business Administration Pools(b)
06/25/22	0.875%	$138,667	$139,709
United States Small Business Administration Series 2002-P10B Class 1
08/10/12	5.199%	178,995	183,047
Total Asset-Backed Securities - Agency (Cost: $317,584)			$322,756

Asset-Backed Securities - Non-Agency 15.9%

Access Group, Inc.(b)
Series 2004A Class A2
04/25/29	0.678%	$8,587,749	$8,092,596
Series 2005-1 Class A1
06/22/18	0.650%	215,595	214,339
Series 2007A Class A2
08/25/26	0.636%	9,231,382	8,642,266
Ally Master Owner Trust(b)
CMO Series 2011-3 Class A1
05/15/16	0.908%	15,925,000	15,823,666
Series 2011-1 Class A1
01/15/16	1.148%	10,905,000	10,923,747
Series 2011-4 Class A1
09/15/16	1.078%	19,690,000	19,637,071
Ally Master Owner Trust(c)
Series 2010-3 Class A
04/15/15	2.880%	1,464,000	1,488,155
AmeriCredit Automobile Receivables Trust
Series 2006RM Class A3
01/06/14	5.530%	7,559,684	7,565,349
Series 2007DF Class A4A
06/06/14	5.560%	5,589,655	5,684,613
Series 2009-1 Class B
04/15/14	9.790%	5,000,000	5,371,845

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2011-1 Class A2
06/09/14	0.840%	$341,731	$341,630
Series 2011-3 Class A3
01/08/16	1.170%	9,525,000	9,487,831
Series 2011-4 Class A2
03/09/15	0.920%	8,000,000	7,987,494
AmeriCredit Automobile Receivables Trust(b)
Series 2008-2 Class A3
04/06/15	5.295%	980,664	1,029,156
Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7(b)(i)
07/25/28	0.774%	14,774	10,477
Arizona Educational Loan Marketing Corp. Series 2004A Class A2(b)
12/01/23	0.747%	7,452,632	7,296,872
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(b)
11/25/36	0.344%	276,840	271,073
Brazos Higher Education Authority Series 2011-1 Class A1(b)
02/25/20	0.956%	996,305	990,951
CIT Education Loan Trust Series 2005-1 Class A2(b)
03/15/22	0.636%	1,305,733	1,299,507
CNH Wholesale Master Note Trust Series 2011-1A Class A(b)(c)
12/15/15	1.078%	7,000,000	7,007,441
Capital Auto Receivables Asset Trust
Series 2007-4A Class A4
05/15/14	5.300%	354,747	357,792
Capital Auto Receivables Asset Trust(c)
Series 2007-2 Class B
02/18/14	5.760%	9,067,402	9,137,516
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(b)
05/25/36	0.394%	1,084,831	1,062,657
Chesapeake Funding LLC(b)(c)
Series 2009-1 Class A
12/15/20	2.278%	6,835,128	6,851,553
Series 2011-2A Class A
04/07/24	1.524%	9,160,000	9,150,161
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3(c)
10/15/13	2.590%	14,823,759	14,918,453
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4 Class A2(b)
11/25/36	0.394%	411,313	408,795
Cityscape Home Equity Loan Trust(i)
Series 1997-B Class A7
05/25/28	7.410%	6,833	6,806
Series 1997-C Class A3(b)
07/25/28	7.380%	607,537	578,529
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C(b)(c)
05/25/35	0.684%	108,613	105,255

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
DT Auto Owner Trust(c)
Series 2011-1A Class B
12/16/13	1.940%	$3,000,000	$2,999,017
Series 2011-2A Class B
02/16/16	2.120%	4,104,000	4,099,852
Series 2011-3A Class B
02/15/17	3.020%	4,300,000	4,299,453
EFS Volunteer LLC Series 2010-1 Class A1(b)(c)
10/26/26	1.268%	12,657,876	12,569,508
Educational Funding of the South, Inc. Series 2011-1 Class A1(b)
10/25/21	0.968%	3,817,429	3,784,150
First Alliance Mortgage Loan Trust Series 1994-2 Class A2 (NPFGC)
06/25/25	6.680%	35,311	34,146
First Investors Auto Owner Trust(c)
Series 2011-1 Class A2
03/16/15	1.470%	4,918,821	4,943,002
Series 2011-2A Class A2
08/15/17	2.600%	8,300,000	8,299,530
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1
09/15/15	1.500%	700,000	699,826
Series 2011-1 Class A1
02/15/16	2.120%	1,215,000	1,231,169
Ford Credit Floorplan Master Owner Trust(b)(c)
Series 2010-1 Class A
12/15/14	1.928%	10,000,000	10,106,438
GE Dealer Floorplan Master Note Trust Series 2011-1 Class A(b)
07/20/16	0.885%	10,900,000	10,830,812
HSBC Home Equity Loan Trust Series 2006-2 Class A1(b)
03/20/36	0.435%	15,567,609	14,381,622
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3(c)
08/15/14	1.020%	7,000,000	6,979,186
IMC Home Equity Loan Trust
Series 1995-3 Class A5 (AGM)
04/25/26	7.500%	21,034	21,075
Series 1997-3 Class A7
08/20/28	7.080%	1,478	1,470
Keycorp Student Loan Trust(b)
Series 1999-A Class A2
12/27/29	0.904%	12,802,565	12,532,726
Series 1999-B Class A2
08/25/27	0.936%	7,030,054	6,929,827
Series 2006-A Class 2A2
06/27/25	0.654%	8,451,402	8,314,627
Marriott Vacation Club Owner Trust(c)
Series 2007-1A Class A
05/20/29	5.518%	2,345,474	2,418,219
Series 2009-2A Class A
07/20/31	4.809%	5,251,090	5,363,974

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Miramax LLC Series 2011-1A Class A(c)
10/20/21	6.250%	$7,250,000	$7,249,916
Morgan Stanley ABS Capital I(b)
Series 2005-WMC5 Class M2
06/25/35	0.774%	828,129	827,937
Series 2006-WMC1 Class A2B
12/25/35	0.494%	750,965	723,026
National Collegiate Student Loan Trust Series 2006-2 Class A2(b)
07/25/26	0.444%	10,930,187	10,382,904
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(b)
07/01/21	0.878%	2,825,000	2,770,820
RBSSP Resecuritization Trust(b)(c)
CMO Series 2009-10 Class 4A1
07/26/36	0.444%	1,260,521	1,246,447
CMO Series 2009-11 Class 2A1
04/26/36	0.444%	2,541,970	2,494,526
CMO Series 2009-13 Class 8A1
06/26/37	1.044%	2,418,864	2,396,361
Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4(b)
06/25/32	5.060%	796,987	778,028
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3 Class A2B (NPFGC)(b)
08/25/33	0.584%	8,750	6,538
SLM Student Loan Trust(b)
Series 2003-A Class A2
09/15/20	0.986%	9,827,824	9,410,761
Series 2004B Class A2
06/15/21	0.746%	3,276,393	3,139,395
Series 2005-A Class A2
12/15/20	0.686%	9,494,725	9,253,557
SLM Student Loan Trust(b)(c)
Series 2011-A Class A1
10/15/24	1.278%	2,437,976	2,414,774
SMART Trust(a)(c)
Series 2011-4USA Class A2A
04/14/14	1.540%	9,155,000	9,151,657
SMART Trust(b)(c)
Series 2011-1USA Class A3B
10/14/14	1.128%	11,400,000	11,379,335
Series 2011-2USA Class A3B
03/14/15	1.128%	11,000,000	10,974,264
Santander Consumer Acquired Receivables Trust Series 2011-WO Class A4(c)
01/15/15	1.740%	8,720,000	8,745,731
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08/15/13	0.950%	3,429,896	3,431,370
Series 2011-1 Class A2
02/18/14	0.940%	2,100,000	2,097,793
Series 2011-3 Class A2
08/15/14	1.110%	11,065,000	11,052,225
Series 2011-4 Class B
05/16/16	2.900%	10,000,000	9,993,601

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Sierra Receivables Funding Co. LLC(c)
Series 2010-2A Class A
11/20/25	3.840%	$1,245,176	$1,271,325
Series 2011-1A Class A
04/20/26	3.350%	6,293,437	6,163,923
Series 2011-2A Class A
05/20/28	3.260%	5,841,628	5,824,906
Series 2011-3A Class A
07/20/28	3.260%	7,681,471	7,680,222
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1(b)
06/25/36	0.744%	4,031,624	3,728,136
Structured Asset Investment Loan Trust Series 2005-9 Class A5(b)
11/25/35	0.524%	141,633	141,196
Terwin Mortgage Trust Series 2007-4HE Class A1(b)(c)
05/25/38	0.414%	3,867,461	3,594,902
Triad Auto Receivables Owner Trust Series 2007-A Class A4 (AGM)(b)
02/12/14	0.336%	5,088,811	5,066,447
Utah State Board of Regents Series 2011-1 Class A1(b)
05/01/23	0.863%	2,850,000	2,836,063
Wachovia Student Loan Trust(b)
Series 2005-1 Class A4
07/27/20	0.528%	1,698,859	1,688,779
Wachovia Student Loan Trust(b)(c)
Series 2006-1 Class A4
04/25/23	0.498%	10,550,000	10,452,129
Westlake Automobile Receivables Trust(c)
Series 2011-1A Class A2
07/15/13	1.080%	4,760,095	4,756,545
Series 2011-1A Class A3
06/16/14	1.490%	4,385,000	4,379,063

Total Asset-Backed Securities - Non-Agency (Cost: $459,381,923)			$460,087,827

Inflation-Indexed Bonds 1.0%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$22,341,401	$22,821,384
04/15/14	1.250%	5,349,750	5,605,955

Total Inflation-Indexed Bonds (Cost: $28,473,326)			$28,427,339

U.S. Treasury Obligations 7.3%
U.S. Treasury
08/31/13	0.125%	$40,000,000	$39,931,250
12/15/14	0.250%	40,000,000	39,868,760

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
U.S. Treasury(j)
01/31/16	2.000%	$125,000,000	$131,875,000

Total U.S. Treasury Obligations (Cost: $204,069,479)			$211,675,010

U.S. Government & Agency Obligations 2.1%
Federal Farm Credit Bank(b)
08/22/13	0.311%	$6,000,000	$6,006,876
04/21/14	0.185%	6,000,000	5,990,340
Federal Home Loan Mortgage Corp.(b)
01/10/13	0.260%	12,000,000	11,998,759
01/24/13	0.240%	6,000,000	6,003,865
Federal National Mortgage Association(b)
02/01/13	0.400%	3,000,000	3,003,564
03/04/14	0.225%	27,279,000	27,208,130

Total U.S. Government & Agency Obligations (Cost: $60,276,845)			$60,211,534

Foreign Government Obligations 1.7%
CANADA 1.4%
Financement-Quebec(a)
10/25/12	5.000%	$11,146,000	$11,523,749
Province of Nova Scotia(a)
02/27/12	5.750%	10,493,000	10,562,846
Province of Ontario Senior Unsecured(a)
06/16/14	4.100%	16,675,000	17,917,871
Total			40,004,466

MEXICO 0.3%
Petroleos Mexicanos(a)
03/15/15	4.875%	8,500,000	9,041,875

MOROCCO —%
Morocco Government AID Bond U.S. Government Guaranty(a)(b)(k)
05/01/23	0.500%	977,500	928,625

Total Foreign Government Obligations (Cost: $48,694,147)			$49,974,966

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	$14,175,000	$14,848,029

Total Municipal Bonds (Cost: $14,260,774)			$14,848,029

	Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.141%(l)(m)	133,645,811	$133,645,811

Total Money Market Funds (Cost: $133,645,811)		$133,645,811

Total Investments
(Cost: $2,952,884,250)(n)		$2,973,336,284(o)
Other Assets & Liabilities, Net		(75,545,059)

Net Assets		$2,897,791,225

Investment in Derivatives

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(710)	$(156,588,285)	April 2012	$—	$(78,903)
U.S. Treasury Note, 5-year	(1,035)	(127,571,833)	April 2012	—	(559,738)
Total				$—	$(638,641)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $323,387,145 or 11.16% of net assets.
(b)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $429,039,958 or 14.81% of net assets.

(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Zero coupon bond.
(h)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(i)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $595,812, representing 0.02% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Amersco Residential Securities Mortgage Loan Trust
Series 1998-3 Class A7
07/25/28 0.774%	12-19-03	$14,671
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
05/25/28 7.410%	06-18-04 - 05-26-11	6,640
Cityscape Home Equity Loan Trust
Series 1997-C Class A3
07/25/28 7.380%	11-25-03 - 06-29-09	571,933

(j)

At December 31, 2011, investments in securities included securities valued at $3,244,125 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2011, the value of these securities amounted to $928,625, which represents 0.03% of net assets.

(l)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(m)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$966,432,809	$(832,786,998)	$—	$133,645,811	$103,134	$133,645,811

(n)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $2,952,884,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$36,228,000
Unrealized Depreciation	(15,776,000)
Net Unrealized Appreciation	$20,452,000

(o)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	—	896,521,898	—	896,521,898
Residential Mortgage-Backed Securities - Agency	—	637,771,445	—	637,771,445
Residential Mortgage-Backed Securities - Non-Agency	—	56,544,985	13,116,458	69,661,443
Commercial Mortgage-Backed Securities - Agency	—	214,067,463	—	214,067,463
Commercial Mortgage-Backed Securities - Non-Agency	—	192,120,763	4,000,000	196,120,763
Asset-Backed Securities - Agency	—	322,756	—	322,756
Asset-Backed Securities - Non-Agency	—	460,087,827	—	460,087,827
Inflation-Indexed Bonds	—	28,427,339	—	28,427,339
U.S. Treasury Obligations	211,675,010	—	—	211,675,010
U.S. Government & Agency Obligations	—	60,211,534	—	60,211,534
Foreign Government Obligations	—	49,046,341	928,625	49,974,966
Municipal Bonds	—	14,848,029	—	14,848,029
Total Bonds	211,675,010	2,609,970,380	18,045,083	2,839,690,473

Other
Money Market Funds	133,645,811	—	—	133,645,811
Total Other	133,645,811	—	—	133,645,811

Investments in Securities	345,320,821	2,609,970,380	18,045,083	2,973,336,284
Derivatives(c)
Liabilities
Futures Contracts	(638,641)	—	—	(638,641)
Total	$344,682,180	$2,609,970,380	$18,045,083	$2,972,697,643

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Foreign Government Obligations and Mortgage Backed Securities classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on comparable securities, and the utilization of single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$23,269,449	$23,269,449	$—

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Commercial
	Mortgage-Backed	Mortgage-Backed	Foreign
	Securities -	Securities -	Government
	Non-Agency	Non-Agency	Obligations	Total
Balance as of March 31, 2011	$—	$—	$1,009,375	$1,009,375
Accrued discounts/premiums	(38,125)	1	830	(37,294)
Realized gain (loss)	—	—	1,357	1,357
Change in unrealized appreciation (depreciation)*	(189,082)	8	2,063	(187,011)
Sales	(804,254)	—	(85,000)	(889,254)
Purchases	14,147,919	3,999,991	—	18,147,910
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2011	$13,116,458	$4,000,000	$928,625	$18,045,083

*Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(187, 011).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Short Term Municipal Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 75.9%
ALABAMA 0.8%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/14	5.000%	$9,000,000	$9,921,600
Chatom Industrial Development Board Refunding Revenue Bonds Powersouth Energy Series 2010B
08/01/12	4.000%	5,895,000	5,997,160
Mobile Industrial Development Board Revenue Bonds Alabama Power Co. Barry Series 2007A(a)
06/01/34	4.750%	2,000,000	2,018,760
Total			17,937,520
ALASKA 0.9%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A
04/01/16	5.000%	2,500,000	2,855,575
Borough of North Slope Unlimited General Obligation Bonds Series 2010A
06/30/12	3.000%	2,500,000	2,534,450
State of Alaska Unlimited General Obligation Bonds Series 2003A (AGM)
08/01/14	5.000%	14,000,000	14,982,380
Total			20,372,405
ARIZONA 1.7%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/12	5.000%	2,000,000	2,000,479
Arizona School Facilities Board
Certificate of Participation
Series 2005A-1 (FGIC/NPFGC)
09/01/14	5.000%	10,000,000	10,851,100
Series 2008
09/01/13	5.500%	8,000,000	8,573,200
County of Pima
Refunding Revenue Bonds
Sewer System
Series 2011A
07/01/12	5.000%	1,000,000	1,023,900
07/01/13	5.000%	1,250,000	1,329,238

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
Phoenix Civic Improvement Corp. Revenue Bonds Senior Lien Series 2002B (NPFGC/FGIC) AMT(b)
07/01/17	5.750%	$6,000,000	$6,110,460
State of Arizona Certificate of Participation Department Administration Series 2010A (AGM)
10/01/15	5.000%	5,000,000	5,603,500
Total			35,491,877
CALIFORNIA 11.8%
California Health Facilities Financing Authority(a)
Refunding Revenue Bonds
St. Joseph Health System
Series 2009C
07/01/34	5.000%	12,000,000	13,139,760
Revenue Bonds
Catholic Healthcare West
Series 2009C
07/01/37	5.000%	15,250,000	15,592,057
Series 2009G
07/01/28	5.000%	3,000,000	3,067,290
California Infrastructure & Economic Development Bank
Revenue Bonds
California Independent System Operator
Series 2008A
02/01/13	5.000%	11,000,000	11,523,160
California Infrastructure & Economic Development Bank(a)
Refunding Revenue Bonds
J. Paul Getty Trust
Series 2007A3
10/01/47	2.250%	6,675,000	6,708,976
Pacific Gas & Electric
Series 2010E
11/01/26	2.250%	6,000,000	6,024,660
California Pollution Control Financing Authority
Refunding Revenue Bonds
South Dakota Gas and Electric
Series 1996A (NPFGC)
06/01/14	5.900%	4,500,000	5,015,430
California Pollution Control Financing Authority(a)
Refunding Revenue Bonds
BP West Coast Products LLC
Series 2009
12/01/46	2.600%	5,000,000	5,148,800
California State Department of Water Resources
Prerefunded 05/01/12 Revenue Bonds
Series 2002A
05/01/14	6.000%	8,250,000	8,489,910
Series 2002A (AMBAC)
05/01/14	5.500%	7,035,000	7,227,829
Revenue Bonds
Series 2002A (AGM)
05/01/12	5.250%	4,200,000	4,271,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/16	4.000%	$2,000,000	$2,168,620
Subordinated Series 2010A-1
03/01/15	5.000%	3,000,000	3,305,820
03/01/16	5.000%	1,325,000	1,482,092
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2009A
04/01/13	5.000%	10,250,000	10,825,230
Proposition 1A Receivables Program
Series 2009
06/15/13	5.000%	20,945,000	22,187,457
California Statewide Communities Development Authority(b)
Revenue Bonds
Disposal-Republic Services, Inc.
Series 2003A AMT
12/01/12	4.950%	3,000,000	3,102,570
City of Los Angeles Department of Airports Refunding Revenue Bonds Ontario International Series 2006A (NPFGC) AMT(b)
05/15/14	4.750%	3,410,000	3,615,589
City of Los Angeles Wastewater System Refunding Revenue Bonds Series 2009A
06/01/12	5.000%	6,040,000	6,161,283
County of Sacramento Revenue Bonds GNMA Mortgage Series 1998A Escrowed to Maturity AMT(b)
07/01/16	8.000%	12,810,000	16,364,391
Gilroy Unified School District
Unlimited General Obligation Bonds
BAN Series 2010 Escrowed to Maturity
04/01/13	5.000%	730,000	773,150
Unrefunded Unlimited General Obligation Bonds
BAN Series 2010
04/01/13	5.000%	8,185,000	8,620,524
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1
06/01/39	6.750%	4,250,000	4,629,227
Long Beach Community College District Unlimited General Obligation Bonds BAN Series 2010A
01/15/13	9.850%	13,875,000	15,196,455
M-S-R Public Power Agency
Revenue Bonds
Subordinated Lien
Series 2011O
07/01/12	2.500%	1,250,000	1,261,625

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
07/01/14	4.000%	$2,300,000	$2,443,635
Northern California Power Agency Revenue Bonds Series 2010A
07/01/15	4.000%	1,355,000	1,471,435
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007A (NPFGC) AMT(b)
11/01/13	5.000%	5,610,000	5,933,529
State of California
Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,170,000	1,301,719
Unlimited General Obligation Bonds
Series 2010
11/01/13	4.000%	1,650,000	1,748,802
11/01/14	4.000%	1,250,000	1,355,913
Various Purpose
Series 2005
03/01/15	5.000%	4,000,000	4,493,480
Series 2006
03/01/14	5.000%	4,000,000	4,354,840
Series 2011
10/01/16	5.000%	20,000,000	23,349,200
Unlimited General Obligation Refunding Bonds
Series 2004
12/01/15	5.000%	2,200,000	2,399,628
Unrefunded Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,690,000	1,857,564
State of California(a)
Unlimited General Obligation Refunding Bonds
Series 2009B
07/01/23	5.000%	14,500,000	15,930,135
Total			252,543,185
COLORADO 1.2%
City & County of Denver Airport System(b)
Revenue Bonds
Series 2011A AMT
11/15/15	5.000%	1,500,000	1,673,310
Series 2011B AMT
11/15/15	5.000%	8,000,000	8,924,320
City of Colorado Springs Utilities System Refunding Revenue Bonds Series 2011A
11/15/14	4.000%	5,380,000	5,894,920
Colorado Health Facilities Authority(a)
Prerefunded 11/12/13 Revenue Bonds
Catholic Health Initiatives
Series 2008D2
10/01/38	5.250%	315,000	343,265
Revenue Bonds
Catholic Health Initiatives

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Series 2009B
07/01/39	5.000%	$3,000,000	$3,116,250
Unrefunded Revenue Bonds
Catholic Health Initiatives
Series 2008D2
10/01/38	5.250%	2,185,000	2,368,387
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/15	5.000%	1,420,000	1,570,960
06/01/16	5.000%	2,010,000	2,267,360
Total			26,158,772
CONNECTICUT 0.3%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Series 2011(a)
09/01/28	1.250%	6,000,000	6,002,280
DELAWARE 0.4%
University of Delaware Revenue Bonds Series 2009A(a)
11/01/37	0.850%	9,500,000	9,560,705
DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2010B AMT(b)
10/01/12	5.000%	3,300,000	3,415,104
FLORIDA 5.1%
Citizens Property Insurance Corp. Refunding Revenue Bonds Senior Secured High Risk Series 2007A (NPFGC)
03/01/13	5.000%	15,000,000	15,645,150
City of Jacksonville Revenue Bonds Series 2010A-1
10/01/16	5.000%	5,000,000	5,847,850
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,275,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
County of Escambia Revenue Bonds Gulf Power Co. Project 1st Series 2009(a)
04/01/39	2.000%	$5,000,000	$5,018,200
County of Hillsborough Solid Waste & Resource Recovery Revenue Bonds Series 2006A (AMBAC) AMT(b)
09/01/14	5.000%	3,025,000	3,239,836
County of Lee Airport Refunding Revenue Bonds Series 2010A (AGM) AMT(b)
10/01/12	5.000%	1,500,000	1,547,865
County of Miami-Dade Revenue Bonds Miami International Airport Series 2007C (AGM) AMT(b)
10/01/13	5.000%	3,500,000	3,725,505
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	3,290,000	3,554,417
Florida Ports Financing Commission Refunding Revenue Bonds State Transportation Fund Series 2011B AMT(b)
06/01/14	5.000%	2,000,000	2,166,680
Florida State Department of Environmental Protection Refunding Revenue Bonds Florida Forever Series 2011B
07/01/15	5.000%	15,335,000	17,331,464
JEA Refunding Revenue Bonds Issue 2 Series 2011-23
10/01/17	5.000%	3,000,000	3,580,230
Orange County Health Facilities Authority Revenue Bonds Hospital-Orlando Health, Inc. Series 2009
10/01/14	5.000%	2,000,000	2,142,340
Orlando Utilities Commission Refunding Revenue Bonds Series 2008(a)
10/01/25	3.500%	10,500,000	10,525,725
Palm Beach County School District Refunding Certificate of Participation Series 2002E (AMBAC)
08/01/12	5.250%	7,625,000	7,825,995

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
State of Florida Lottery Revenue Bonds Series 2006A (AMBAC)
07/01/12	5.000%	$6,150,000	$6,294,955
State of Florida Unlimited General Obligation Refunding Bonds Capital Outlay Series 2009D
06/01/14	5.000%	16,460,000	18,228,462
Total			108,949,814
GEORGIA 2.2%
Burke County Development Authority Revenue Bonds Vogtle Project 4th Series 1994(a)
10/01/32	3.750%	16,995,000	17,012,845
City of Atlanta Airport Refunding Revenue Bonds Series 2003D (FGIC/NPFGC) AMT(b)
01/01/15	5.250%	5,000,000	5,316,450
County of Douglas Unlimited General Obligation Bonds Sales Tax Series 2011
08/01/12	5.000%	4,000,000	4,112,480
Gwinnett County School District Unlimited General Obligation Bonds Series 2007
02/01/13	5.000%	5,485,000	5,768,629
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/12	5.000%	2,000,000	2,000,483
Series 1998Y (AGM)
01/01/17	6.500%	100,000	112,135
Unrefunded Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	6,200,000	7,100,674
Public Gas Partners, Inc.
Revenue Bonds
Series 2009A
10/01/12	5.000%	2,300,000	2,369,874
10/01/14	5.000%	3,630,000	3,949,004
Total			47,742,574
HAWAII 0.4%
State of Hawaii Airports System Refunding Revenue Bonds Series 2010B AMT(b)
07/01/15	5.000%	7,000,000	7,753,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IDAHO 0.3%
Idaho Housing & Finance Association Revenue Bonds Series 2011
08/15/13	4.000%	$5,525,000	$5,829,980
ILLINOIS 6.6%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2010F
12/01/15	5.000%	2,000,000	2,230,840
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Capital Appreciation-Chicago School Reform
Series 1997A (AMBAC)
12/01/14	0.000%	7,085,000	6,721,965
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC/FGIC)
12/01/15	5.250%	3,165,000	3,531,349
Chicago Transit Authority Revenue Bonds Federal Transit Administration Section 5309 Series 2008A
06/01/12	5.000%	3,650,000	3,713,182
City of Chicago Midway Airport Revenue Bonds 2nd Lien Series 2010B(a)
01/01/34	5.000%	5,500,000	5,998,740
City of Chicago Wastewater Transmission Refunding Revenue Bonds Series 1993 (NPFGC/FGIC)
01/01/13	5.375%	720,000	728,316
County of Cook
Unlimited General Obligation Bonds
Capital Equipment
Series 2009D
11/15/14	5.000%	3,000,000	3,314,070
Unlimited General Obligation Refunding Bonds
Series 2009C
11/15/12	5.000%	4,000,000	4,165,600
Illinois Finance Authority
Revenue Bonds
Art Institute of Chicago
Series 2010A
03/01/15	5.000%	3,200,000	3,567,360
Series 2010B
07/01/15	4.000%	13,850,000	14,434,331
Northwestern Memorial Hospital
Series 2009A
08/15/12	5.000%	5,130,000	5,271,075
08/15/13	5.000%	3,500,000	3,730,335
Illinois Finance Authority(a)
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Advocate Health Care
Series 2008A-3
11/01/30	3.875%	$2,250,000	$2,277,068
University of Chicago
Series 1998
07/01/25	3.375%	5,650,000	5,930,748
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/12	4.000%	3,500,000	3,546,025
06/01/15	5.000%	3,615,000	3,979,211
06/01/16	5.000%	7,280,000	8,137,074
State of Illinois
Unlimited General Obligation Bonds
1st Series 2002 (NPFGC)
10/01/14	5.250%	5,000,000	5,187,900
07/01/16	5.375%	4,880,000	4,988,287
Unlimited General Obligation Refunding Bonds
1st Series 2002 (NPFGC)
08/01/16	5.500%	6,700,000	6,877,952
Series 2010
01/01/14	5.000%	25,635,000	27,388,178
01/01/16	5.000%	10,000,000	11,099,700
Series 2010 (AGM)
01/01/16	5.000%	4,250,000	4,726,000
Total			141,545,306
INDIANA 1.9%
City of Whiting Revenue Bonds BP Products North America, Inc. Series 2008(a)
06/01/44	2.800%	13,250,000	13,670,953
County of St. Joseph Revenue Bonds University of Notre Dame Series 2005(a)
03/01/40	3.875%	6,700,000	6,740,066
Indiana Finance Authority Revenue Bonds Series 2011C 2nd Lien-CWA
10/01/16	3.000%	10,000,000	10,629,600
Indiana Health Facility Financing Authority Revenue Bonds Ascension Health Credit Group Series 2001(a)
11/15/36	3.750%	9,675,000	9,702,380
Total			40,742,999
IOWA 1.8%
Iowa Finance Authority
Revenue Bonds
Genesis Health System

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
Series 2010
07/01/15	5.000%	$1,075,000	$1,181,662
07/01/16	5.000%	1,150,000	1,293,095
Iowa Finance Authority(a)
Revenue Bonds
Series 2009F
08/15/39	5.000%	5,100,000	5,242,188
Iowa Student Loan Liquidity Corp.
Revenue Bonds
Series 2009-1
12/01/14	3.750%	5,050,000	5,255,535
12/01/14	5.000%	5,475,000	5,943,331
Iowa Student Loan Liquidity Corp.(b)
Revenue Bonds
Senior Series 2011A-1 AMT
12/01/15	3.500%	20,300,000	20,248,032
Total			39,163,843
KANSAS 0.5%
Kansas State Department of Transportation Refunding Revenue Bonds Series 2003A
09/01/12	5.000%	8,000,000	8,256,160
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Series 2010(c)
06/01/21	0.000%	5,325,000	3,381,322
Total			11,637,482
KENTUCKY 0.2%
Kentucky Economic Development Finance Authority Revenue Bonds Catholic Health Series 2009B(a)
05/01/39	5.000%	2,000,000	2,214,860
Louisville Regional Airport Authority Revenue Bonds Series 2008 (AGM) AMT(b)
07/01/12	5.000%	2,935,000	3,001,302
Total			5,216,162
LOUISIANA 2.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds LCTCS Facilities Corp. Project Series 2009A
10/01/14	4.000%	1,545,000	1,655,251

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	$4,505,000	$5,086,145
Louisiana Offshore Terminal Authority(a)
Revenue Bonds
Loop LLC Project
Series 2007B-1A
10/01/37	1.600%	3,350,000	3,367,286
Series 2010B-1
10/01/40	1.875%	3,500,000	3,532,620
Louisiana Public Facilities Authority Revenue Bonds Entergy Gulf States Louisiana Series 2010B
11/01/15	2.875%	2,750,000	2,799,170
Orleans Parish Parishwide School District
Unlimited General Obligation Refunding Bonds
Series 2010 (AGM)
09/01/15	4.000%	8,240,000	8,924,414
09/01/16	5.000%	3,785,000	4,329,964
Regional Transit Authority
Revenue Bonds
Sales Tax
Series 2010 (AGM)
12/01/15	4.000%	1,150,000	1,261,148
12/01/16	4.000%	1,000,000	1,116,810
State of Louisiana Unlimited General Obligation Refunding Bonds Series 2005A (NPFGC)
08/01/12	5.000%	10,000,000	10,280,700
Total			42,353,508
MAINE 0.4%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Series 2010B
07/01/15	5.000%	3,455,000	3,808,896
07/01/16	4.000%	3,555,000	3,829,481
Total			7,638,377
MARYLAND 0.5%
County of Montgomery Unlimited General Obligation Bonds Series 2011A
07/01/12	2.000%	10,985,000	11,085,952
MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2010R-1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
07/01/12	5.000%	$1,000,000	$1,024,110
Boston University
Series 2009V-2
10/01/14	2.875%	4,975,000	5,175,144
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I
01/01/16	5.250%	12,500,000	13,907,500
Massachusetts Health & Educational Facilities Authority Revenue Bonds Caregroup Series 2008E-2
07/01/12	5.000%	2,500,000	2,552,575
Massachusetts Port Authority(b)
Refunding Revenue Bonds
Series 2010E AMT
07/01/14	5.000%	5,000,000	5,443,750
07/01/15	5.000%	4,000,000	4,445,600
Massachusetts School Building Authority Revenue Bonds Series 2005A (AGM)
08/15/12	5.000%	6,100,000	6,282,512
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC)
11/01/15	5.000%	3,000,000	3,421,380
Total			42,252,571
MICHIGAN 1.6%
Kent Hospital Finance Authority Revenue Bonds Spectrum Health Series 2008A(a)
01/15/47	5.000%	1,300,000	1,302,587
Michigan State Hospital Finance Authority Revenue Bonds Ascension Health Senior Care Group Series 2010
11/15/15	5.000%	2,000,000	2,251,660
Michigan Strategic Fund
Refunding Revenue Bonds
Dow Chemical
Series 2003B-1
06/01/14	6.250%	7,000,000	7,715,890
Michigan Strategic Fund(a)
Refunding Revenue Bonds
Detroit Edison
Series 2009
08/01/24	3.050%	5,000,000	5,089,750
State of Michigan Unlimited General Obligation Bonds Environmental Program Series 2008A
05/01/12	5.000%	3,670,000	3,728,133

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metro Airport Series 2010C
12/01/14	5.000%	$12,805,000	$13,825,302
Total			33,913,322
MINNESOTA 0.9%
Dakota & Washington Counties Housing & Redevelopment Authority Revenue Bonds Single Family-Residential Series 1988 Escrowed to Maturity (GNMA) AMT(b)
03/01/13	7.950%	8,000,000	8,692,880
Minneapolis-St Paul Metropolitan Airports Commission(b)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/14	5.000%	2,055,000	2,214,612
Subordinated Series 2010D AMT
01/01/16	5.000%	5,160,000	5,708,611
Minnesota Municipal Power Agency Revenue Bonds Series 2010B
10/01/13	4.000%	3,000,000	3,021,570
Total			19,637,673
MISSISSIPPI 0.4%
State of Mississippi Prerefunded 11/01/12 Unlimited General Obligation Bonds Capital Improvement Series 2002 (FGIC)
11/01/13	5.250%	7,925,000	8,249,053
MISSOURI 0.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds Metrolink Cross County Project Series 2002B (AGM)
10/01/15	5.250%	10,500,000	11,196,675
Missouri State Board of Public Buildings Refunding Revenue Bonds Series 2011A
10/01/16	3.000%	6,195,000	6,755,090
Total			17,951,765

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA 0.2%
City of Lincoln Electric System Refunding Revenue Bonds Series 2002
09/01/14	5.000%	$5,000,000	$5,150,950
NEVADA 0.8%
City of Reno
Revenue Bonds
Renown Regional Medical Center Project
Series 2007A
06/01/12	5.000%	815,000	825,750
06/01/13	5.000%	500,000	519,560
County of Clark Airport System Revenue Bonds Subordinated Lien Notes Series 2010-E2
07/01/12	5.000%	9,965,000	10,178,151
County of Clark
Limited General Obligation Bonds
Series 2002 (NPFGC)
Bond Bank
06/01/16	5.250%	4,285,000	4,470,369
Refunding Revenue Bonds
Las Vegas McCarran
Series 2010
07/01/12	3.000%	2,000,000	2,022,140
Total			18,015,970
NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority(a)(b)
Refunding Revenue Bonds
The United Illuminating Co.
Series 2009A AMT
12/01/29	6.875%	2,000,000	2,009,700
Revenue Bonds
United Illuminating Co. Project
Series 2009 AMT
07/01/27	7.125%	4,000,000	4,017,040
Total			6,026,740
NEW JERSEY 1.6%
New Jersey Building Authority Refunding Revenue Bonds Series 2007B
06/15/13	5.000%	8,205,000	8,711,659
New Jersey Economic Development Authority Revenue Bonds Capital Appreciation-Economic Recovery Series 1992A(c)
03/15/13	0.000%	4,500,000	4,429,440
State of New Jersey
Certificate of Participation
Series 2004A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Equipment Lease Purchase
06/15/15	5.000%	$3,000,000	$3,196,710
Unlimited General Obligation Refunding Bonds
Series 2010S
02/15/13	5.000%	10,000,000	10,524,900
Tobacco Settlement Financing Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002
06/01/42	6.125%	6,425,000	6,584,019
Total			33,446,728
NEW MEXICO 0.8%
Inc County of Los Alamos Revenue Bonds Series 2004A (AGM)
07/01/15	5.000%	2,555,000	2,677,436
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan Senior Series 2009C AMT(b)
09/01/14	3.900%	4,890,000	5,147,214
State of New Mexico Revenue Bonds Series 2009A
07/01/14	5.000%	7,895,000	8,775,450
Total			16,600,100
NEW YORK 9.3%
Babylon Industrial Development Agency
Revenue Bonds
Covanta Babylon
Series 2009A
01/01/13	5.000%	1,500,000	1,557,255
01/01/14	5.000%	2,000,000	2,139,660
Buffalo & Fort Erie Public Bridge Authority Refunding Revenue Bonds Series 2005(a)
01/01/25	2.625%	9,855,000	10,114,088
City of New York
Unlimited General Obligation Bonds
Fiscal 2008
Series 2007A-1
08/01/12	5.000%	3,000,000	3,082,260
Series 2004H-A
03/01/15	5.000%	6,500,000	7,330,375
Series 2005G
08/01/18	5.000%	3,650,000	4,143,882
Series 2005J (FGIC)
03/01/16	5.000%	8,000,000	8,998,400
Series 2005O
06/01/14	5.000%	4,250,000	4,686,220
Series 2009E
08/01/15	5.000%	3,500,000	3,989,930

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Long Island Power Authority Revenue Bonds Series 2003B
06/01/13	5.250%	$4,250,000	$4,523,827
Metropolitan Transportation Authority Revenue Bonds Series 2003B (NPFGC/FGIC)
11/15/16	5.250%	4,500,000	4,773,285
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A
02/15/15	5.000%	4,500,000	4,978,710
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2009C-1
08/01/14	5.000%	6,795,000	7,567,184
Subordinated Series 2011E
11/01/12	4.000%	7,000,000	7,223,440
New York State Dormitory Authority
Refunding Revenue Bonds
Department of Health
Series 2004 (NPFGC/FGIC)
07/01/14	5.000%	3,660,000	4,008,578
Revenue Bonds
Mental Health Services Facilities Improvement
Series 2009
02/15/13	5.000%	13,505,000	14,180,790
Mount Sinai School of Medicine
Series 2010A
07/01/12	5.000%	1,000,000	1,021,720
07/01/15	5.000%	1,000,000	1,111,580
07/01/16	5.000%	2,000,000	2,264,960
Municipal Facilities Health-Lease NYC
Series 2008-1
01/15/14	5.000%	6,300,000	6,742,197
New York State Dormitory Authority(a)
Revenue Bonds
State University Educational Facilities-Third General Resolution
Series 2002B (NPFGC/FGIC)
11/15/29	5.250%	10,000,000	10,178,200
New York State Housing Finance Agency Refunding Revenue Bonds Consolidated Series 2011A
09/15/13	5.000%	5,000,000	5,375,900
New York State Thruway Authority Refunding Revenue Bonds Bridge Service Contract Series 2008
04/01/12	5.000%	5,245,000	5,309,041
Port Authority of New York & New Jersey(b)
Revenue Bonds
Consolidated 127th

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2002 (AMBAC) AMT
12/15/16	5.500%	$3,630,000	$3,730,261
Consolidated 131st
Series 2003 (CIFG/TCRS) AMT
12/15/16	5.000%	10,000,000	10,581,000
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2011B
06/01/14	5.000%	7,950,000	8,719,083
06/01/16	5.000%	20,000,000	23,111,200
Town of Ramapo Unlimited General Obligation Notes BANS Series 2011C
12/05/12	2.000%	8,855,000	8,914,328
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2002B
11/15/16	5.250%	10,000,000	10,425,400
United Nations Development Corp.
Refunding Revenue Bonds
Series 2009A
07/01/12	4.000%	3,925,000	3,997,299
07/01/13	4.500%	2,200,000	2,331,582
07/01/14	5.000%	2,000,000	2,204,060
Total			199,315,695
NORTH CAROLINA 1.9%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2003F
01/01/13	5.375%	7,000,000	7,317,800
North Carolina Municipal Power Agency No. 1 Revenue Bonds Series 2003A (AMBAC)
01/01/15	5.250%	2,000,000	2,093,260
State of North Carolina
Refunding Revenue Bonds
Series 2011B
11/01/16	5.000%	17,555,000	20,882,901
Revenue Bonds
Series 2011C
05/01/13	5.000%	9,355,000	9,933,046
Total			40,227,007
NORTH DAKOTA 1.0%
County of McLean Revenue Bonds Great River Energy Series 2010C AMT(a)(b)
07/01/38	3.500%	21,000,000	21,409,710
OHIO 2.4%
County of Franklin

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Refunding Revenue Bonds
Series 2003C (NPFGC)
Ohiohealth Corp.
05/15/15	5.250%	$3,420,000	$3,616,068
05/15/16	5.250%	4,090,000	4,317,527
County of Franklin(a)
Refunding Revenue Bonds
Ohiohealth Corp.
Series 2011B
11/15/33	2.000%	5,000,000	5,044,700
County of Lorain Revenue Bonds Catholic HealthCare Partners Series 2002
10/01/16	5.500%	2,665,000	2,751,373
Ohio Air Quality Development Authority(a)
Refunding Revenue Bonds
Ohio Power Co.
Series 2010A
06/01/41	3.250%	6,150,000	6,273,369
Ohio Air Quality Development Authority(a)(b)
Refunding Revenue Bonds
Ohio Power Co. Galvin
Series 2010A AMT
12/01/27	2.875%	3,130,000	3,166,245
Ohio Housing Finance Agency Revenue Bonds Series 2010-1
11/01/28	5.000%	3,785,000	4,127,429
Ohio State Building Authority Prerefunded 04/01/13 Revenue Bonds State Facilities-Administration Building Fund Series 2003A (AGM)
04/01/15	5.000%	2,080,000	2,202,408
State of Ohio
Revenue Bonds
Series 2008-1
06/15/12	5.000%	2,200,000	2,247,674
Unlimited General Obligation Refunding Bonds
Common Schools
Series 2009C
09/15/14	5.000%	15,000,000	16,785,300
Total			50,532,093
OKLAHOMA 0.1%
Tulsa County Industrial Authority
Revenue Bonds
Jenks Public Schools
Series 2009
09/01/13	4.000%	1,000,000	1,057,250
09/01/14	5.500%	1,280,000	1,441,101
Total			2,498,351
OREGON 0.7%
Oregon State Department of Administrative Services

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Certificate of Participation
Series 2009A
05/01/14	5.000%	$3,125,000	$3,438,875
Refunding Certificate of Participation
Series 2002B (NPFGC)
05/01/15	5.250%	6,020,000	6,116,019
05/01/16	5.250%	6,085,000	6,181,021
Total			15,735,915
PENNSYLVANIA 0.7%
Delaware Valley Regional Financial Authority Revenue Bonds Series 2002
07/01/12	5.500%	6,000,000	6,141,960
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E
05/15/15	5.000%	4,250,000	4,748,568
Southeastern Pennsylvania Transportation Authority
Revenue Bonds
Series 2011
Capital Grant Receipts
06/01/13	3.000%	750,000	770,970
06/01/13	5.000%	800,000	844,856
06/01/14	3.000%	1,000,000	1,038,510
06/01/14	5.000%	430,000	466,954
Total			14,011,818
RHODE ISLAND 0.3%
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2003A (AGM)
05/15/16	5.000%	5,610,000	5,873,053
SOUTH CAROLINA 0.3%
Greenville County School District Prerefunded 12/01/12 Revenue Bonds Building Equity Sooner Tomorrow Series 2002
12/01/16	5.875%	5,475,000	5,811,603
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2009E
01/01/14	5.000%	1,500,000	1,634,340
Total			7,445,943

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds Regional Health Series 2011
09/01/14	5.000%	$1,470,000	$1,604,226
TENNESSEE 0.6%
County of Rutherford Unlimited General Obligation Bonds Capital Outlay Notes Series 2009
04/01/12	4.000%	10,000,000	10,093,300
Memphis-Shelby County Airport Authority(b)
Refunding Revenue Bonds
Series 2010B AMT
07/01/15	4.000%	2,060,000	2,176,575
07/01/16	5.000%	1,000,000	1,110,570
Total			13,380,445
TEXAS 4.2%
City of Dallas Refunding Revenue Bonds Series 2007 (AMBAC)
10/01/12	5.000%	5,000,000	5,179,850
City of Houston Airport System
Prerefunded 07/01/12 Revenue Bonds
Subordinated Lien
Series 2002 (AGM)
07/01/13	5.500%	6,330,000	6,497,555
City of Houston Airport System(b)
Refunding Revenue Bonds
Subordinated Lien
Series 2011A AMT
07/01/14	5.000%	5,000,000	5,383,600
City of Houston
Limited General Obligation Refunding Bonds
Series 2011A
03/01/16	5.000%	11,470,000	13,374,708
Prerefunded 03/01/12 Limited General Obligation Bonds
Public Improvement
Series 2002 (NPFGC)
03/01/19	5.250%	3,750,000	3,781,875
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011
02/15/15	5.000%	1,250,000	1,413,688
City of San Antonio Refunding Revenue Bonds Systems Series 2011
02/01/16	5.000%	4,000,000	4,663,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Gulf Coast Waste Disposal Authority Revenue Bonds BP Products North America Series 2007(a)
01/01/42	2.300%	$2,950,000	$3,003,867
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Memorial Hermann Hospital
Series 2010A
06/01/12	4.000%	1,000,000	1,013,170
Harris County Cultural Education Facilities Finance Corp.(a)
Refunding Revenue Bonds
Methodist Hospital System
Series 2009B-1
12/01/28	5.000%	10,000,000	10,193,600
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2010
05/15/14	5.000%	2,230,000	2,447,157
05/15/15	5.000%	4,000,000	4,523,960
Lubbock Health Facilities Development Corp. Refunding Revenue Bonds St. Joseph Health System Series 2008A(a)
07/01/30	3.050%	4,745,000	4,814,799
North Texas Tollway Authority Revenue Bonds 1st Tier Series 2009A
01/01/13	5.000%	1,300,000	1,355,094
Plano Independent School District
Unlimited General Obligation Bonds
Series 2002 (Permanent School Fund Guarantee)
02/15/12	5.000%	3,335,000	3,355,685
Unlimited General Obligation Refunding Bonds
Series 2004 (Permanent School Fund Guarantee)
02/15/12	5.000%	7,000,000	7,043,417
State of Texas Unlimited General Obligation Refunding Bonds College Student Loan Series 2010 AMT(b)
08/01/15	5.000%	5,775,000	6,536,203
Texas Public Finance Authority Revenue Bonds Unemployment Compensation Series 2010A
07/01/12	5.000%	3,100,000	3,174,741
Texas Transportation Commission Revenue Bonds 1st Tier Series 2006A
04/01/12	5.000%	3,000,000	3,036,480
Total			90,792,929

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
UTAH 1.0%
City of Riverton Revenue Bonds IHC Health Services, Inc. Series 2009
08/15/13	5.000%	$1,400,000	$1,499,876
Intermountain Power Agency Refunding Revenue Bonds Series 2009A
07/01/13	5.000%	10,000,000	10,633,900
State of Utah
Unlimited General Obligation Bonds
Series 2009C
07/01/14	5.000%	2,500,000	2,780,775
Series 2010A
07/01/12	5.000%	6,180,000	6,330,607
Total			21,245,158
VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Senior Lien Series 2009B(d)
10/01/12	5.000%	4,145,000	4,240,998
VIRGINIA 1.2%
City of Norfolk Unlimited General Obligation Bonds BAN Series 2011A
01/01/14	3.000%	3,250,000	3,291,730
County of Pittsylvania Unlimited General Obligation Refunding Bonds Series 2010A
07/15/13	3.500%	3,000,000	3,008,130
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003(a)
10/01/33	2.375%	3,335,000	3,363,715
Roanoke Economic Development Authority
Revenue Bonds
Carilion Health System
Series 2002A (NPFGC)
07/01/16	5.500%	1,500,000	1,528,410
07/01/17	5.500%	1,945,000	1,981,838
Virginia College Building Authority Revenue Bonds Series 2011A 21st Century College & Equipment
02/01/13	3.000%	7,690,000	7,917,547

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A(a)
05/01/33	4.050%	$3,500,000	$3,700,515
Total			24,791,885
WASHINGTON 1.6%
City of Seattle Municipal Light & Power Improvement Refunding Revenue Bonds Series 2004 (AGM)
08/01/15	5.000%	6,000,000	6,658,080
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010
01/01/15	5.000%	2,900,000	3,207,748
County of King Sewer Prerefunded 01/01/12 Revenue Bonds Series 2002B (AGM)
01/01/14	5.500%	2,000,000	2,000,300
Energy Northwest
Refunding Revenue Bonds
Project No. 1
Series 2002A (NPFGC)
07/01/15	5.500%	5,000,000	5,127,450
Series 1992A
07/01/12	6.300%	9,000,000	9,274,950
Port of Seattle Refunding Revenue Bonds Series 2010B AMT(b)
12/01/15	5.000%	5,500,000	6,140,310
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	1,440,000	1,541,909
Total			33,950,747
WEST VIRGINIA 0.4%
County of Mason Revenue Bonds Appalachian Power Co. Series 2003L(a)
10/01/22	2.000%	8,000,000	7,993,520
WISCONSIN 1.3%
Badger Tobacco Asset Securitization Corp.
Prerefunded 06/01/12 Asset-Backed Revenue Bonds
Series 2002
06/01/17	6.000%	20,000,000	20,480,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
06/01/27	6.125%	$7,000,000	$7,171,850
Total			27,652,450
Total Municipal Bonds (Cost: $1,595,429,256)			$1,625,088,210

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 8.2%
COLORADO 0.5%
City of Colorado Springs Utilities System Refunding Revenue Bonds Series 2004 (Citibank)(a)(e)
11/01/23	0.100%	$9,800,000	$9,800,000
CONNECTICUT 0.5%
State of Connecticut Unlimited General Obligation Bonds Series 2011A(a)
05/15/15	0.600%	11,265,000	11,265,000
FLORIDA 1.1%
Citizens Property Insurance Corp. Revenue Bonds High Risk Series 2010A3(a)
06/01/13	1.850%	10,000,000	10,027,900
City of Lakeland Energy System Refunding Revenue Bonds Series 2009(a)
10/01/12	0.850%	13,475,000	13,507,206
Total			23,535,106
INDIANA 0.6%
Indiana Development Finance Authority Revenue Bonds PSI Energy, Inc. Projects VRDN Series 2003A AMT(a)(b)(f)
12/01/38	0.340%	12,000,000	12,000,000
LOUISIANA 1.0%
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 2nd Lien Series 2010A-1(a)
05/01/43	0.850%	21,250,000	21,279,750
MASSACHUSETTS 2.1%
Commonwealth of Massachusetts(a)

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)

MASSACHUSETTS (CONTINUED)

Unlimited General Obligation Bonds
Series 2010A
02/01/14	0.630%	$5,050,000	$5,053,888
02/01/13	0.480%	14,500,000	14,507,830
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/15	0.760%	2,000,000	2,000,000
02/01/14	0.580%	5,400,000	5,400,000
Massachusetts Development Finance Agency(a)
Revenue Bonds
Partners Healthcare
Series 2011K-3
07/01/38	0.750%	7,470,000	7,470,075
Williams College
Series 2011N
07/01/41	0.600%	11,250,000	11,269,575
Total			45,701,368

OHIO 0.8%

Ohio Higher Educational Facility Commission Revenue Bonds Pooled Program VRDN Series 2006 (Fifth Third Bank)(a)(e)
09/01/36	0.300%	17,075,000	17,075,000

PENNSYLVANIA 0.9%

Pennsylvania Turnpike Commission(a)
Revenue Bonds
Series 2009C
12/01/12	0.720%	10,000,000	10,021,800
Series 2011B
06/01/14	0.750%	3,000,000	2,999,910
Series 2011D
12/01/13	0.450%	7,000,000	7,000,070
Total			20,021,780

WEST VIRGINIA 0.2%

West Virginia University Revenue Bonds West Virginia University Projects Series 2011C(a)
10/01/41	0.750%	4,000,000	4,001,080

WISCONSIN 0.5%

Wisconsin Health & Educational Facilities Authority(a)(e)
Revenue Bonds
16th Street Community Health Center
Series 2006 (JP Morgan Chase Bank)
01/01/36	0.080%	5,370,000	5,370,000
Indian Community School of Milwaukee
Series 2006 (JP Morgan Chase Bank)

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)

WISCONSIN (CONTINUED)

01/01/36	0.080%	$6,000,000	$6,000,000
Total			11,370,000

Total Floating Rate Notes (Cost: $175,905,000)			$176,049,084

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 6.1%

CALIFORNIA 0.8%

Golden Empire Schools Financing Authority Refunding Revenue Bonds Kern High School District Projects Series 2010
05/01/12	4.000%	$10,000,000	$10,113,200
State of California Revenue Notes RAN Series 2011-A2
06/26/12	2.000%	8,000,000	8,062,000
Total			18,175,200

MASSACHUSETTS 1.9%

Commonwealth of Massachusetts General Obligation Limited Notes RANS Series 2011A
04/26/12	2.000%	15,000,000	15,089,550
Town of Holyoke General Obligation Limited Notes BANS Series 2011B
11/14/12	1.500%	5,843,900	5,891,586
Town of Winchester BAN Series 2011
07/06/12	2.000%	10,000,000	10,096,400
Wachusett Regional School District Limited General Obligation Notes RAN Series 2011
06/29/12	2.000%	9,000,000	9,063,180
Total			40,140,716

NEW JERSEY 1.0%

Hudson County Improvement Authority Revenue Notes Series 2011
08/17/12	2.000%	12,375,000	12,479,445
State of New Jersey Revenue Notes Series 2011C
06/21/12	2.000%	8,300,000	8,369,388
Total			20,848,833

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term (continued)

NEW YORK 1.3%

County of Nassau Government Obligation Unlimited Notes RAN Series 2011A
03/30/12	3.000%	$8,000,000	$8,053,840
Erie County Fiscal Stability Authority Revenue Notes BANS Series 2011A
07/31/12	1.500%	8,000,000	8,054,400
Hannibal Central School District Unlimited General Obligation Notes BAN Series 2011
06/29/12	2.000%	11,470,000	11,552,125
Total			27,660,365

OHIO 0.2%

Cleveland Department of Public Utilities Division of Water Revenue Notes Series 2011 Subordinated Lien
07/26/12	1.000%	4,000,000	4,013,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term (continued)

TEXAS 0.9%

County of Harris Limited General Obligation Notes TAN Series 2011
02/29/12	2.500%	$20,000,000	$20,076,600

Total Municipal Short Term (Cost: $130,802,926)			$130,915,114

		Shares	Value

Money Market Funds 9.6%

JPMorgan Tax-Free Money Market Fund, 0.010%(g)		205,509,177	$205,509,177

Total Money Market Funds (Cost: $205,509,177)			$205,509,177

Total Investments
(Cost: $2,107,646,359)(h)			$2,137,561,585(i)
Other Assets & Liabilities, Net			5,144,349

Total Net Assets			$2,142,705,934

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(b)	At December 31, 2011, the value of securities subject to alternative minimum tax was $206,052,374, representing 9.62% of net assets.
(c)	Zero coupon bond.
(d)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At December 31, 2011, the value of these securities amounted to $4,240,998 or 0.20% of net assets.

(e)

The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions, rate shown is the effective rate on December 31, 2011.

(f)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on December 31, 2011.
(g)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(h)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $2,107,646,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$30,993,000
Unrealized Depreciation	(1,077,000)
Net Unrealized Appreciation	$29,916,000
(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$1,750,892,294	$—	$1,750,892,294
Total Bonds	—	1,750,892,294	—	1,750,892,294

Short-Term Securities
Floating Rate Notes	—	50,245,000	—	50,245,000
Municipal Short Term	—	130,915,114	—	130,915,114
Total Short-Term Securities	—	181,160,114	—	181,160,114

Other
Money Market Funds	205,509,177	—	—	205,509,177
Total Other	205,509,177	—	—	205,509,177
Total	$205,509,177	$1,932,052,408	$—	$2,137,561,585

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia South Carolina Intermediate Municipal Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.1%
ADVANCED REFUNDED 2.7%
Lexington County Health Services District, Inc. Prerefunded 11/01/13 Revenue Bonds Series 2003
11/01/23	5.500%	$2,000,000	$2,186,900
Town of Lexington Waterworks & Sewer System Prerefunded 10/01/14 Revenue Bonds Series 1997
04/01/19	5.450%	2,000,000	2,202,620
Total			4,389,520
AIRPORT 1.8%
County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	1,315,000	1,506,083
07/01/20	5.000%	1,150,000	1,322,879
Total			2,828,962
COLLEGE 3.3%
Florence-Darlington Commission for Technical Education
Revenue Bonds
Series 2005A (NPFGC)
03/01/18	5.000%	1,725,000	1,887,685
03/01/20	5.000%	1,905,000	2,084,660
University of South Carolina Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,234,699
Total			5,207,044
ELECTRIC 12.5%
City of Easley Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,081,230
City of Greenville Improvement Refunding Bonds Series 2011 (AGM)
04/01/21	5.000%	1,290,000	1,551,689
City of Rock Hill Improvement Refunding Revenue Bonds Series 2003A (AGM)
01/01/19	5.375%	1,500,000	1,559,160
County of Oconee Refunding Revenue Bonds Duke Power Co. Project Series 2009
02/01/17	3.600%	2,000,000	2,174,200
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,326,720
01/01/18	5.000%	3,050,000	3,593,479

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
Puerto Rico Electric Power Authority Revenue Bonds Series 2007TT(a)
07/01/20	5.000%	$1,000,000	$1,083,860
South Carolina Jobs-Economic Development Authority Revenue Bonds Electric & Gas Co. Project Series 2002B (AMBAC) AMT(b)
11/01/12	4.200%	1,750,000	1,800,208
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,211,040
Revenue Bonds
Series 2009B
01/01/24	5.000%	1,250,000	1,443,538
Town of Winnsboro Combined Utility System Refunding Revenue Bonds Series 1999 (NPFGC)
08/15/13	5.250%	1,020,000	1,088,452
Total			19,913,576
HEALTH CARE - HOSPITAL 14.1%
County of Charleston Revenue Bonds Care Alliance Health Services Series 1999A (AGM)
08/15/15	5.125%	6,120,000	6,840,018
Greenville Hospital System Board Refunding Revenue Bonds Series 2008A
05/01/21	5.250%	2,750,000	3,097,738
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,417,477
11/01/18	5.000%	1,000,000	1,133,660
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	1,000,000	1,139,490
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	3,000,000	3,298,170
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/25	5.500%	1,925,000	1,940,381
Unrefunded Revenue Bonds
Bon Secours Health
Series 2002B
11/15/23	5.500%	2,235,000	2,250,734

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
Spartanburg County Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	$1,225,000	$1,400,383
Total			22,518,051
HEALTH CARE - LIFE CARE CENTER 3.0%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/15	5.000%	525,000	557,870
04/01/16	5.000%	600,000	645,066
1st Mortgage-Lutheran Homes
Series 2007
05/01/16	5.000%	1,245,000	1,222,590
05/01/21	5.375%	1,650,000	1,551,677
1st Mortgage-Wesley Commons
Series 2006
10/01/26	5.125%	1,000,000	837,210
Total			4,814,413
HOUSING - SINGLE FAMILY 0.6%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC)
01/01/28	5.000%	920,000	999,092
INDUSTRIAL-POLLUTION - IDR 1.3%
County of Georgetown
Refunding Revenue Bonds
International Paper Co. Project
Series 1999A
02/01/12	5.125%	1,500,000	1,504,317
County of Georgetown(b)
Revenue Bonds
International Paper Co. Project
Series 1997A AMT
10/01/21	5.700%	500,000	500,230
Total			2,004,547
LEASE 19.7%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2006
12/01/20	5.000%	1,000,000	1,100,280
12/01/21	5.000%	2,000,000	2,181,820
12/01/22	5.000%	3,545,000	3,835,087
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Project Series 2006
12/01/19	5.000%	2,000,000	2,282,360

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
County of Charleston Refunding Certificate of Participation Charleston Public Facilities Corp. Series 2005 (NPFGC)
06/01/17	5.125%	$1,470,000	$1,654,764
Fort Mill School Facilities Corp. Revenue Bonds Series 2006
12/01/17	5.000%	2,900,000	3,267,923
Greenville County School District
Refunding Revenue Bonds
Building Equity Sooner Tomorrow
Series 2006
12/01/27	5.000%	1,300,000	1,402,011
Revenue Bonds
Building Equity Sooner Tomorrow
Series 2003
12/01/16	5.250%	2,625,000	2,823,188
Series 2006 (AGM)
12/01/15	5.000%	500,000	574,040
Hilton Head Island Public Facilities Corp. Certificate of Participation Beach Preservation Fee Pledge Series 2006 (NPFGC)
08/01/14	5.000%	1,600,000	1,776,016
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/15	5.250%	1,265,000	1,399,065
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds School Project Series 2006
12/01/14	5.000%	1,325,000	1,449,563
Scago Educational Facilities Corp. for Pickens School District
Revenue Bonds
Pickens County Project
Series 2006 (AGM)
12/01/23	5.000%	5,000,000	5,454,300
12/01/24	5.000%	2,000,000	2,161,660
Total			31,362,077
MISCELLANEOUS REVENUE 4.8%
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA (NPFGC)(a)
07/01/18	5.500%	50,000	56,254
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	5,972,778

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS REVENUE (CONTINUED)
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007
12/01/17	5.000%	$1,000,000	$1,139,220
Territory of Guam Revenue Bonds Series 2011A(a)
01/01/31	5.000%	400,000	422,900
Total			7,591,152
PORT DISTRICT 1.1%
South Carolina State Ports Authority
Revenue Bonds
Series 2010
07/01/16	5.000%	500,000	569,720
07/01/23	5.250%	1,000,000	1,151,150
Total			1,720,870
RESOURCE RECOVERY 1.3%
Three Rivers Solid Waste Authority(c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	1,069,952
10/01/25	0.000%	1,835,000	1,004,460
Total			2,074,412
SALES OR USE TAX 3.3%
Puerto Rico Highway & Transportation Authority Refunding Revenue Bonds Series 2003AA Escrowed to Maturity (NPFGC)(a)
07/01/18	5.500%	1,050,000	1,338,036
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(a)
07/01/20	5.500%	1,200,000	1,332,768
Town of Hilton Head Island Revenue Bonds Series 2002 (NPFGC)
12/01/16	5.250%	1,440,000	1,501,071
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A
10/01/25	5.000%	1,060,000	1,104,933
Total			5,276,808

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 7.5%
Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM)
03/01/19	5.250%	$1,115,000	$1,284,725
County of Charleston
Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/23	5.000%	2,000,000	2,396,680
08/01/24	5.000%	2,000,000	2,368,860
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2001
03/01/18	5.000%	2,000,000	2,374,180
03/01/21	5.000%	1,940,000	2,234,104
Town of Hilton Head Island
Revenue Bonds
Series 2011A
06/01/23	5.000%	555,000	661,699
06/01/24	5.000%	580,000	681,999
Total			12,002,247
STATE 1.4%
State of South Carolina Unlimited General Obligation Bonds State Economic Development Series 2010B
04/01/23	5.000%	1,775,000	2,199,527
STUDENT LOAN 1.7%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	2,575,000	2,764,572
WATER & SEWER 14.1%
Anderson Regional Joint Water System
Refunding Revenue Bonds
Series 2011A
07/15/13	4.000%	685,000	720,099
07/15/14	4.000%	1,000,000	1,077,040
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,500,000	1,694,325
03/01/25	4.750%	3,000,000	3,245,880
City of Charleston Refunding Revenue Bonds Series 2009A
01/01/21	5.000%	2,500,000	3,020,475
City of Columbia

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Revenue Bonds
Series 2005 (AGM)
02/01/23	5.000%	$2,000,000	$2,194,860
02/01/27	5.000%	1,500,000	1,623,090
County of Berkeley Water & Sewer
Refunding Revenue Bonds
Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,182,120
Unrefunded Revenue Bonds
Series 2003 (NPFGC)
06/01/19	5.250%	155,000	163,282
North Charleston Sewer District Refunding Revenue Bonds Series 2002 (AGM)
07/01/17	5.500%	3,040,000	3,144,971
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
03/01/19	5.250%	$1,000,000	$1,235,520
Series 2010A
01/01/20	5.000%	1,500,000	1,831,260
Town of Mount Pleasant Improvement Refunding Revenue Bonds Series 2002 (NPFGC/FGIC)
12/01/18	5.250%	1,270,000	1,316,457
Total			22,449,379

Total Municipal Bonds (Cost: $139,036,172)			$150,116,249

		Shares	Value

Money Market Funds 5.0%
JPMorgan Tax-Free Money Market Fund, 0.010%(d)
		7,981,398	$7,981,398

Total Money Market Funds (Cost: $7,981,398)			$7,981,398

Total Investments
(Cost: $147,017,570)(e)			$158,097,647(f)
Other Assets & Liabilities, Net			1,433,652

Total Net Assets			$159,531,299

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At December 31, 2011, the value of these securities amounted to $4,233,818 or 2.65% of net assets.

(b)	At December 31, 2011, the value of securities subject to alternative minimum tax was $2,300,438, representing 1.44% of net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(e)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $147,018,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,204,000
Unrealized Depreciation	(124,000)
Net Unrealized Appreciation	$11,080,000

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$150,116,249	$—	$150,116,249
Total Bonds	—	150,116,249	—	150,116,249

Other
Money Market Funds	7,981,398	—	—	7,981,398
Total Other	7,981,398	—	—	7,981,398
Total	$7,981,398	$150,116,249	$—	$158,097,647

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Virginia Intermediate Municipal Bond Fund

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.6%
ADVANCED REFUNDED 4.6%
City of Hampton Prerefunded 04/01/15 Unlimited General Obligation Public Improvement Bonds Series 2005A (NPFGC/FGIC)
04/01/18	5.000%	$1,500,000	$1,710,975
City of Portsmouth
Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2003 (AGM)
07/01/17	5.000%	350,000	386,722
07/01/19	5.000%	165,000	182,312
County of Arlington Prerefunded 08/01/16 Unlimited General Obligation Public Improvement Bonds Series 2006
08/01/17	5.000%	1,600,000	1,898,416
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,250,760
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 Escrowed to Maturity (NPFGC/FGIC)
07/15/17	5.250%	530,000	610,883
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2005
06/01/19	5.250%	635,000	648,246
Prerefunded 06/01/15 Asset-Backed Revenue Bonds
Series 2005
06/01/26	5.500%	4,250,000	4,683,160
Virginia Beach Development Authority Prerefunded 05/01/15 Revenue Bonds Series 2005A
05/01/21	5.000%	4,000,000	4,575,280
Virginia Resources Authority
Prerefunded 11/01/13 Revenue Bonds
Subordinated Series 2003
11/01/18	5.000%	20,000	21,711
11/01/19	5.000%	25,000	27,138
Total			15,995,603
AIRPORT 4.0%
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	1,000,000	1,224,560
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,547,980
Series 2009C
10/01/23	5.000%	3,000,000	3,399,840
Series 2010A
10/01/23	5.000%	2,475,000	2,891,221
10/01/27	5.000%	1,515,000	1,684,983

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
AIRPORT (CONTINUED)
Norfolk Airport Authority Refunding Revenue Bonds Series 2011 (AGM)
07/01/24	5.000%	$1,000,000	$1,120,370
Total			13,868,954
CITY 15.2%
City of Hampton
Limited General Obligation Refunding & Public Improvement Bonds
Series 2010A
01/15/19	4.000%	2,000,000	2,365,620
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2004
02/01/15	5.000%	1,275,000	1,388,475
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	647,477
08/01/21	5.000%	530,000	644,135
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,396,703
City of Newport News
Unlimited General Obligation Improvement Bonds
Series 2011A
07/01/23	5.000%	1,380,000	1,663,314
Unlimited General Obligation Refunding Bonds
Improvement-Water
Series 2007B
07/01/20	5.250%	2,000,000	2,554,420
Series 2006B
02/01/18	5.250%	3,030,000	3,746,928
City of Norfolk Unlimited General Obligation Refunding Bonds Capital Improvement Series 2005 (NPFGC)
03/01/15	5.000%	5,070,000	5,750,597
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Series 2003 (AGM)
07/01/17	5.000%	4,035,000	4,449,314
07/01/19	5.000%	1,895,000	2,081,146
Series 2006A (NPFGC)
07/01/16	5.000%	1,000,000	1,180,040
City of Richmond
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	707,336
07/15/24	5.000%	1,000,000	1,228,480
Unlimited General Obligation Refunding Public Improvement Bonds
Series 2005A (AGM)
07/15/15	5.000%	5,340,000	6,140,840
City of Virginia Beach
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2004B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CITY (CONTINUED)
05/01/13	5.000%	$1,305,000	$1,387,450
05/01/17	5.000%	1,000,000	1,193,050
County of Arlington
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2006
08/01/17	5.000%	2,400,000	2,836,824
Series 1993
06/01/12	6.000%	3,285,000	3,364,760
County of Loudoun
Unlimited General Obligation Refunding Bonds
Series 1998B
12/01/15	5.250%	1,000,000	1,172,340
Series 2005A
07/01/14	5.000%	4,000,000	4,446,080
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	1,030,000	1,229,429
Town of Leesburg Unlimited General Obligation Refunding Bonds Series 2006B
09/15/17	5.000%	1,145,000	1,387,156
Total			52,961,914
COLLEGE 5.8%
Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	1,016,990
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A
12/01/20	5.000%	1,400,000	1,768,676
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,544,908
Series 2011B
03/01/21	5.000%	2,250,000	2,824,020
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,227,740
03/01/22	5.000%	1,455,000	1,726,009
03/01/23	5.000%	2,000,000	2,343,940
Roanoke College
Series 2007
04/01/23	5.000%	1,000,000	1,087,760
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,757,562

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2009C
08/01/25	4.000%	$2,560,000	$2,743,808
Total			20,041,413
COUNTY 1.9%
County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	2,000,000	2,244,280
County of Smyth Unlimited General Obligation Bonds Public Improvement Series 2011A
11/01/31	5.000%	4,000,000	4,397,560
Total			6,641,840
ELECTRIC 2.6%
Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A
05/01/23	5.000%	2,000,000	2,258,760
Louisa Industrial Development Authority Revenue Bonds Virginia Electric & Power Co. Project Series 2008A(a)
11/01/35	5.375%	1,000,000	1,072,370
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003(a)
10/01/33	2.375%	2,000,000	2,017,220
Puerto Rico Electric Power Authority(b)
Refunding Revenue Bonds
Series 2002JJ (XLCA)
07/01/16	5.375%	1,100,000	1,231,153
Series 2007VV (NPFGC/FGIC)
07/01/24	5.250%	1,000,000	1,125,720
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A(a)
05/01/33	4.050%	1,300,000	1,374,477
Total			9,079,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL 9.3%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/19	5.250%	$905,000	$1,048,044
Chesapeake Hospital Authority Refunding Revenue Bonds Chesapeake General Hospital Series 2004A
07/01/18	5.250%	1,500,000	1,615,275
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring
Series 2006A
10/01/26	4.750%	2,000,000	2,030,460
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,599,825
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/19	5.250%	1,000,000	1,156,240
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,146,980
Revenue Bonds
Health Care-Inova Health
Series 2009C
05/15/25	5.000%	1,000,000	1,114,600
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	2,000,000	2,289,660
06/15/20	5.250%	6,495,000	7,475,810
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carolina Clinic Obligation
Series 2010
07/01/25	5.000%	3,500,000	3,751,475
Revenue Bonds
Carilion Health System
Series 2002A (NPFGC)
07/01/12	5.250%	4,000,000	4,095,480
University Medical Center Corp. Revenue Bonds Series 2004
07/01/14	5.250%	1,000,000	1,065,810
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2010
11/01/16	4.000%	1,000,000	1,103,690
Revenue Bonds
Wellmont Health System Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
Series 2007A
09/01/22	5.125%	$710,000	$744,243
Winchester Industrial Development Authority Revenue Bonds Valley Health System Series 2007
01/01/26	5.000%	1,250,000	1,335,363
Total			32,572,955
HEALTH CARE - LIFE CARE CENTER 0.3%
Henrico County Economic Development Authority Refunding Revenue Bonds Westminster Canterbury Corp. Series 2006
10/01/21	5.000%	1,000,000	1,049,370

HOUSING - MULTI-FAMILY 0.2%
Prince William County Industrial Development Authority Subordinated Revenue Bonds Melrose Apartment Series 1998C(c)
07/01/29	7.000%	570,000	540,879

INDUSTRIAL-POLLUTION - IDR 0.5%
Newport News Economic Development Authority Revenue Bonds Series 2005A
01/15/23	5.250%	1,510,000	1,678,320

LEASE 14.6%
Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010
05/01/22	5.000%	1,490,000	1,758,483
Arlington County Industrial Development Authority
Revenue Bonds
Virginia Capital Project
Series 2004
08/01/17	5.000%	1,205,000	1,325,066
08/01/18	5.000%	1,205,000	1,322,801
Bedford County Economic Development Authority Revenue Bonds Public Facilities Project Series 2006 (NPFGC)
05/01/15	5.000%	1,230,000	1,378,387
County of Prince William
Certificate of Participation
Prince William County Facilities
Series 2006A (AMBAC)
09/01/17	5.000%	800,000	928,032
09/01/21	5.000%	1,625,000	1,808,999
Fairfax County Economic Development Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
Fairfax Public Improvement Projects
Series 2005
01/15/24	5.000%	$2,315,000	$2,483,254
Government Center Properties
Series 2003F (AMBAC)
05/15/15	5.000%	5,000,000	5,675,600
School Board Center Administration Building Project I
Series 2005A
04/01/19	5.000%	1,380,000	1,521,781
Six Public Facilities Projects
Series 2010
04/01/24	4.000%	1,340,000	1,451,984
Hampton Roads Regional Jail Authority
Refunding Revenue Bonds
Series 2004 (NPFGC)
07/01/14	5.000%	1,750,000	1,896,755
07/01/15	5.000%	1,685,000	1,818,789
07/01/16	5.000%	1,930,000	2,075,812
Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	1,770,000	2,091,290
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM)
06/15/23	5.000%	2,000,000	2,228,660
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,074,180
New Kent County Economic Development Authority
Revenue Bonds
School & Governmental Projects
Series 2006 (AGM)
02/01/15	5.000%	1,000,000	1,123,300
02/01/21	5.000%	2,075,000	2,342,426
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005
02/01/17	5.250%	1,115,000	1,336,907
Virginia College Building Authority
Revenue Bonds
Public Higher Education Financing Program
Series 2006A
09/01/13	5.000%	2,000,000	2,155,220
09/01/14	5.000%	2,925,000	3,269,419
Virginia Public Building Authority
Revenue Bonds
Public Facility
Series 2006B
08/01/26	4.500%	2,000,000	2,123,200
Series 2005C
08/01/14	5.000%	2,000,000	2,223,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
Series 2006A
08/01/15	5.000%	$4,775,000	$5,476,686
Total			50,890,311
MISCELLANEOUS REVENUE 16.5%
City of Norfolk Refunding Revenue Bonds Series 2005A (NPFGC)
02/01/21	5.000%	5,170,000	5,417,540
Fairfax County Economic Development Authority Special Tax Bonds Route 28 Project Series 2004 (NPFGC)
04/01/24	5.000%	2,865,000	3,081,594
Territory of Guam Revenue Bonds Series 2011A
01/01/31	5.000%	850,000	898,663
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2004C
08/01/16	5.000%	7,425,000	8,781,547
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/24	5.000%	1,395,000	1,652,322
Subordinated State Revolving Fund
Series 2005
10/01/19	5.500%	5,180,000	6,729,286
10/01/20	5.500%	3,500,000	4,598,930
10/01/21	5.500%	6,475,000	8,552,569
Revenue Bonds
Pooled Financing
Series 2009B
11/01/18	4.000%	4,000,000	4,698,480
Pooled Financing Program
Series 2005B
11/01/18	5.000%	1,030,000	1,177,877
Pooled Loan Bond Program
Series 2002B
11/01/13	5.000%	1,175,000	1,274,969
Pooled Moral Obligation
Series 2009B
11/01/18	4.000%	1,000,000	1,169,700
State Revolving Fund
Series 2009
10/01/17	5.000%	1,380,000	1,684,538
Subordinated State Revolving Fund
Series 2008
10/01/29	5.000%	5,000,000	5,593,950
Unrefunded Revenue Bonds
Subordinated Series 2003
11/01/18	5.000%	1,055,000	1,131,234

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS REVENUE (CONTINUED)
11/01/19	5.000%	$1,100,000	$1,179,486
Total			57,622,685
PORT DISTRICT 0.8%
Virginia Port Authority(d)
Revenue Bonds
Series 2003 (NPFGC) AMT
07/01/14	5.125%	1,360,000	1,442,810
07/01/15	5.125%	1,430,000	1,513,112
Total			2,955,922
SALES OR USE TAX 7.3%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
06/15/15	5.000%	2,480,000	2,750,543
06/15/18	5.000%	3,800,000	4,176,770
06/15/25	5.000%	3,000,000	3,148,320
Peninsula Town Center Community Development Authority Revenue Bonds Series 2007
09/01/24	6.250%	1,989,000	1,963,143
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)(b)
07/01/19	5.500%	2,500,000	2,785,725
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007
03/01/21	5.100%	1,135,000	1,135,375
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A(b)
10/01/25	5.000%	2,450,000	2,553,855
Watkins Centre Community Development Authority Revenue Bonds Series 2007
03/01/20	5.400%	2,188,000	2,218,960
White Oak Village Shops Community Development Authority Special Assessment Bonds Series 2007
03/01/17	5.300%	2,372,000	2,470,723
Total			25,203,414
SPECIAL DISTRICT - SPECIAL TAX 2.9%
Fairfax County Economic Development Authority
Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/19	5.000%	4,315,000	5,302,833

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL DISTRICT - SPECIAL TAX (CONTINUED)
04/01/26	5.000%	$4,185,000	$4,815,805
Marquis Community Development Authority Revenue Bonds Series 2007(c)
09/01/18	5.625%	3,000,000	2,176,800
Total			12,295,438
STATE 1.0%
Puerto Rico Public Buildings Authority Revenue Bonds Government Facilities Series 2007N(b)
07/01/24	5.500%	3,425,000	3,549,773

TOLL ROAD 2.2%
Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,392,960
Metropolitan Washington Airports Authority Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM)(e)
10/01/23	0.000%	5,000,000	2,846,250
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC)
07/15/17	5.250%	470,000	517,451
Total			7,756,661
WATER & SEWER 5.9%
City of Newport News Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,035,000	1,209,408
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,121,670
County of Spotsylvania Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,215,606
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/19	5.250%	1,835,000	2,332,615
Hampton Roads Sanitation District
Revenue Bonds
Hampton Roads
Series 2008
04/01/22	5.000%	1,000,000	1,169,900

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
04/01/24	5.000%	$3,000,000	$3,434,910
Series 2011
11/01/24	5.000%	1,750,000	2,071,142
11/01/25	5.000%	1,380,000	1,615,842
Upper Occoquan Sewage Authority
Refunding Revenue Bonds
Series 2003 (AGM)
07/01/13	5.000%	1,640,000	1,754,718
Series 2005 (AGM)
07/01/21	5.000%	2,640,000	2,966,172
Revenue Bonds
Series 1995A (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
07/01/20	5.150%	$1,295,000	$1,555,878
Total			20,447,861

Total Municipal Bonds (Cost: $308,453,766)			$333,153,013

		Shares	Values

Money Market Funds 3.2%
JPMorgan Tax-Free Money Market Fund, 0.010%(f)
		11,315,272	$11,315,272

Total Money Market Funds (Cost: $11,315,272)			$11,315,272

Total Investments
(Cost: $319,769,038)(g)			$344,468,285(h)
Other Assets & Liabilities, Net			4,080,266
Total Net Assets			$348,548,551

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At December 31, 2011, the value of these securities amounted to $11,246,226 or 3.23% of net assets.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at December 31, 2011 was $2,717,679, representing 0.78% of net assets. Information concerning such security holdings at December 31, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Marquis Community Development Authority
Revenue Bonds
Series 2007
5.625% 09/01/18	11-28-07	$ 3,000,000
Prince William County Industrial Development Authority
Subordinated Revenue bonds
Melrose Apartment
Series 1998C
7.000% 07/01/29	04-02-08	564,300

(d)	At December 31, 2011, the value of securities subject to alternative minimum tax was $2,955,922, representing 0.85 % of net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at December 31, 2011.

(g)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $319,769,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,572,000
Unrealized Depreciation	(873,000)
Net Unrealized Appreciation	$24,699,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$—	$333,153,013	$—	$333,153,013
Total Bonds	—	333,153,013	—	333,153,013

Other
Money Market Funds	11,315,272	—		11,315,272
Total Other	11,315,272	—	—	11,315,272
Total	$11,315,272	$333,153,013	$—	$344,468,285

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Corporate Bond Portfolio

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 87.8%
Aerospace & Defense 0.8%
L-3 Communications Corp.
02/15/21	4.950%	$105,000	$104,061
Raytheon Co. Senior Unsecured
11/01/28	7.000%	45,000	59,998
Total			164,059
Airlines 0.2%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	44,025	43,805

Banking 18.2%
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	110,000	125,398
Barclays Bank PLC Senior Unsecured(a)
09/22/16	5.000%	250,000	258,916
Capital One Financial Corp. Senior Unsecured
05/23/14	7.375%	15,000	16,481
Capital One/IV(b)
02/17/37	6.745%	209,000	206,387
Capital One/V
08/15/39	10.250%	120,000	124,500
Chinatrust Commercial Bank Subordinated Notes(a)(b)(c)
03/29/49	5.625%	45,000	40,050
Citigroup, Inc. Senior Unsecured
01/14/22	4.500%	210,000	201,203
Comerica Bank Subordinated Notes
08/22/17	5.200%	115,000	124,374
Discover Bank Subordinated Notes
11/18/19	8.700%	205,000	233,738
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	115,000	116,678
HSBC Holdings PLC Senior Unsecured(a)
01/14/22	4.875%	35,000	36,991
ING Bank NV Senior Unsecured(a)(c)
03/15/16	4.000%	200,000	193,249
JP Morgan Chase Capital XXII
02/02/37	6.450%	90,000	90,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
JPMorgan Chase Capital XX
09/29/36	6.550%	$190,000	$190,000
JPMorgan Chase Capital XXIII(b)
05/15/47	1.457%	150,000	102,595
KeyCorp Senior Unsecured
03/24/21	5.100%	292,000	303,230
Lloyds TSB Bank PLC Bank Guaranteed(a)(c)
01/12/15	4.375%	196,000	188,681
Merrill Lynch & Co., Inc.
Senior Unsecured
02/03/14	5.000%	100,000	99,486
Subordinated Notes
05/02/17	5.700%	40,000	36,735
National City Corp. Senior Unsecured
01/15/15	4.900%	15,000	16,209
National City Preferred Capital Trust I(b)
12/31/49	12.000%	20,000	21,003
Scotland International Finance No. 2 BV Bank Guaranteed(a)(c)
05/23/13	4.250%	127,000	115,909
State Street Corp.
03/15/18	4.956%	45,000	46,774
Senior Unsecured
03/07/16	2.875%	220,000	226,439
USB Capital XIII Trust
12/15/39	6.625%	85,000	86,357
Wells Fargo & Co. Senior Unsecured
06/15/16	3.676%	405,000	423,224
Total			3,624,607
Brokerage 0.6%
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	110,000	123,453

Chemicals 1.8%
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	145,000	161,345
05/15/19	8.550%	32,000	41,866
11/15/20	4.250%	90,000	93,549
05/15/39	9.400%	45,000	67,640
Total			364,400
Diversified Manufacturing 1.4%
Ingersoll-Rand Global Holding Co., Ltd.(a)
04/15/14	9.500%	140,000	162,732

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Tyco International Ltd./Finance SA(a)
01/15/21	6.875%	$95,000	$117,868
Total			280,600
Electric 11.5%
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	120,000	131,381
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%	75,000	87,496
08/01/20	4.000%	105,000	113,107
Senior Unsecured
07/15/18	6.950%	90,000	107,852
Detroit Edison Co. (The) 1st Mortgage
10/01/20	3.450%	185,000	195,395
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	165,000	187,805
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	205,000	235,413
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	210,000	232,348
MidAmerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	197,000	211,667
Nevada Power Co.
09/15/40	5.375%	265,000	313,179
Niagara Mohawk Power Corp. Senior Unsecured(c)
08/15/19	4.881%	65,000	72,688
Oncor Electric Delivery Co. LLC Senior Secured
09/01/13	5.950%	150,000	160,502
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	45,000	52,336
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	45,000	49,107
Southern Co. (The) Senior Unsecured
05/15/14	4.150%	60,000	64,095
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	65,000	73,256
Total			2,287,627

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment 0.8%
Time Warner, Inc.
11/15/36	6.500%	$135,000	$162,883

Food and Beverage 4.6%
Anheuser-Busch InBev Worldwide, Inc.(a)
01/15/19	7.750%	185,000	239,604
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	70,000	80,434
General Mills, Inc.
Senior Unsecured
03/17/15	5.200%	85,000	94,689
12/15/21	3.150%	260,000	263,412
Kraft Foods, Inc. Senior Unsecured
02/09/16	4.125%	215,000	233,431
Total			911,570
Gas Distributors 1.7%
Atmos Energy Corp.
Senior Unsecured
06/15/17	6.350%	100,000	118,495
03/15/19	8.500%	105,000	138,743
Sempra Energy Senior Unsecured
06/01/16	6.500%	60,000	69,990
Total			327,228
Gas Pipelines 4.3%
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/15	5.625%	300,000	329,441
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	55,000	63,971
05/01/19	8.750%	110,000	140,524
01/15/20	5.750%	10,000	11,160
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	105,000	129,869
TransCanada PipeLines Ltd.(a)(b)
05/15/67	6.350%	180,000	180,606
Total			855,571
Healthcare Insurance 0.5%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	90,000	107,007

Home Construction 0.1%
D.R. Horton, Inc.
09/15/14	5.625%	10,000	10,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 2.0%
Canadian Natural Resources Ltd. Senior Unsecured(a)
03/15/38	6.250%	$155,000	$196,085
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	70,000	85,621
Nexen, Inc.(a)
Senior Unsecured
03/10/35	5.875%	60,000	61,227
07/30/39	7.500%	45,000	53,946
Total			396,879
Integrated Energy 1.5%
Hess Corp.
Senior Unsecured
08/15/31	7.300%	50,000	64,162
02/15/41	5.600%	70,000	78,973
Marathon Oil Corp. Senior Unsecured
10/01/17	6.000%	54,000	62,830
Shell International Finance BV(a)
03/25/40	5.500%	70,000	87,469
Total			293,434
Life Insurance 3.3%
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	155,000	188,536
MetLife Capital Trust X(c)
04/08/38	9.250%	95,000	108,537
MetLife, Inc.
08/01/39	10.750%	90,000	118,800
Prudential Financial, Inc.
Senior Unsecured
07/15/13	4.500%	90,000	93,304
06/15/19	7.375%	50,000	59,103
Prudential Financial, Inc.(b)
06/15/38	8.875%	70,000	80,150
Total			648,430
Media Cable 0.7%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	75,000	75,974
Time Warner Cable, Inc.
05/01/17	5.850%	60,000	68,330
Total			144,304

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 4.4%
NBCUniversal Media LLC Senior Unsecured
04/01/16	2.875%	$430,000	$438,390
News America, Inc.
12/15/35	6.400%	159,000	174,231
02/15/41	6.150%	230,000	265,096
Total			877,717
Metals 2.7%
ArcelorMittal(a)
Senior Unsecured
10/15/39	7.000%	140,000	130,104
03/01/41	6.750%	40,000	35,969
Nucor Corp. Senior Unsecured
06/01/18	5.850%	215,000	256,514
Vale Overseas Ltd.(a)
11/21/36	6.875%	95,000	108,163
Total			530,750
Non-Captive Consumer 0.4%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	60,000	73,137

Oil Field Services 0.2%
Weatherford International Ltd.(a)
09/15/20	5.125%	30,000	31,175

Other Industry 0.7%
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	85,000	102,002
President and Fellows of Harvard College(c)
01/15/39	6.500%	30,000	42,959
Total			144,961
Pharmaceuticals 0.8%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	126,000	151,199

Property & Casualty 2.4%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	61,000	64,277
11/15/19	7.350%	104,000	115,908
08/15/21	5.750%	25,000	25,511
Liberty Mutual Group, Inc.(b)(c)
06/15/58	10.750%	30,000	37,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
OneBeacon US Holdings, Inc.
05/15/13	5.875%	$38,000	$39,053
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	175,000	198,638
Total			481,037
Railroads 2.2%
BNSF Funding Trust I(b)
12/15/55	6.613%	130,000	133,900
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	110,000	156,893
CSX Corp. Senior Unsecured
06/01/21	4.250%	125,000	133,546
Union Pacific Railroad Co. 2003 Pass-Through Trust
01/02/24	4.698%	9,096	9,934
Total			434,273
REITs 2.2%
Brandywine Operating Partnership LP
05/15/15	7.500%	105,000	115,140
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	125,000	137,275
08/15/19	8.250%	110,000	129,252
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	55,000	58,173
Total			439,840
Restaurants 1.7%
McDonald’s Corp. Senior Unsecured
05/20/21	3.625%	305,000	334,242

Retailers 1.3%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	175,000	167,402
CVS Pass-Through Trust Pass-Through Certificates(c)
01/11/27	5.298%	94,498	95,191
Total			262,593
Supermarkets 2.4%
Kroger Co. (The)
10/01/15	3.900%	350,000	376,236
12/15/18	6.800%	85,000	104,382
Total			480,618

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 2.4%
Hewlett-Packard Co.
Senior Unsecured
06/01/21	4.300%	$55,000	$56,399
09/15/21	4.375%	90,000	92,884
12/09/21	4.650%	65,000	68,580
09/15/41	6.000%	240,000	265,589
Total			483,452
Transportation Services 1.7%
ERAC U.S.A. Finance LLC(c)
07/01/13	2.750%	170,000	172,008
10/01/20	5.250%	155,000	165,337
Total			337,345
Wireless 1.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
02/01/14	5.550%	205,000	222,725
Rogers Communications, Inc.(a)
06/15/13	6.250%	6,000	6,422
Total			229,147
Wirelines 7.1%
AT&T, Inc.
Senior Unsecured
06/15/16	5.625%	130,000	149,132
02/15/39	6.550%	115,000	146,284
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	135,000	149,242
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	175,000	175,322
Embarq Corp. Senior Unsecured
06/01/36	7.995%	100,000	103,619
Telefonica Emisiones SAU(a)
06/20/16	6.421%	170,000	177,904
07/03/17	6.221%	95,000	97,362
04/27/20	5.134%	190,000	178,470
Verizon Communications, Inc.
Senior Unsecured
04/01/16	3.000%	200,000	209,438
04/01/21	4.600%	30,000	33,866
Total			1,420,639
Total Corporate Bonds & Notes (Cost: $16,259,576)			$17,458,282

U.S. Treasury Obligations 2.2%
U.S. Treasury
06/30/12	0.625%	295,000	295,818
10/31/16	1.000%	90,000	90,872
11/15/21	2.000%	25,000	25,285

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
08/15/41	3.750%	$30,000	$35,283
Total U.S. Treasury Obligations (Cost: $446,563)			$447,258

Foreign Government Obligations 2.9%
CANADA 1.5%
Hydro Quebec(a)
12/01/29	8.500%	40,000	64,516
Province of Quebec(a)
11/14/16	5.125%	200,000	232,608
Total			297,124
MEXICO 0.6%
Pemex Project Funding Master Trust(a)
03/01/18	5.750%	110,000	121,000
QATAR 0.8%
Nakilat, Inc. Senior Secured(a)(c)
12/31/33	6.067%	145,000	154,425

Total Foreign Government Obligations (Cost: $514,791)			$572,549

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 4.6%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	25,000	31,793
Commonwealth of Massachusetts
Revenue Bonds
Build America Bonds-Recovery
Series 2010Z
06/01/30	5.631%	85,000	105,737
06/01/40	5.731%	115,000	150,260

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	$165,000	$169,137
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	115,000	127,225
State of California
Unlimited General Obligation Bonds
Taxable
Series 2010
11/01/15	3.950%	115,000	121,363
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	170,000	208,039

Total Municipal Bonds (Cost: $826,485)			$913,554

Issuer		Shares	Value

Preferred Stocks 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
Citigroup Capital XIII, 7.875%		4,810	$125,349
TOTAL FINANCIALS			125,349
Total Preferred Stocks (Cost: $130,014)			$125,349

		Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.141%(d)(e)		94,492	$94,492

Total Money Market Funds (Cost: $94,492)			$94,492

Total Investments
(Cost: $18,271,921)(f)			$19,611,484(g)
Other Assets & Liabilities, Net			269,512
Net Assets			$19,880,996

Investment in Derivatives

At December 31, 2011, $9,100 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 5-year	(3)	$(369,773)	April 2012	$—	$(1,632)
U.S. Treasury Note, 10-year	(4)	(524,500)	March 2012	—	(4,757)
Total		$(894,273)		$—	$(6,389)

Notes to Portfolio of Investments

(a)    Represents a foreign security. At December 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $3,271,451 or 16.46% of net assets.

(b)    Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.

(c)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $1,386,684 or 6.97% of net assets.

(d)    The rate shown is the seven-day current annualized yield at December 31, 2011.

(e)    Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$3,010,322	$(2,915,830)	$—	$94,492	$140	$94,492

(f)              At December 31, 2011, the cost of securities for federal income tax purposes was approximately $18,272,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,458,000
Unrealized Depreciation	(119,000)
Net Unrealized Appreciation	$1,339,000

(g)             Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated September 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$17,458,282	$—	$17,458,282
U.S. Treasury Obligations	447,258	—	—	447,258
Foreign Government Obligations	—	572,549	—	572,549
Municipal Bonds	—	913,554	—	913,554
Total Bonds	447,258	18,944,385	—	19,391,643

Equity Securities
Preferred Stocks
Financials	125,349	—	—	125,349
Total Equity Securities	125,349	—	—	125,349

Other
Money Market Funds	94,492	—	—	94,492
Total Other	94,492	—	—	94,492

Investments in Securities	667,099	18,944,385	—	19,611,484
Derivatives(c)
Liabilities
Futures Contracts	(6,389)	—	—	(6,389)
Total	$660,710	$18,944,385	$—	$19,605,095

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency
Balance as of March 31, 2011	$65,674
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Sales	—
Purchases	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	(65,674)
Balance as of December 31, 2011	$—

*Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $0.

Financial assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Mortgage- and Asset-Backed Portfolio

December 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 73.5%
Federal Home Loan Mortgage Corp.(a)
12/01/40	4.000%	$1,800,096	$1,890,709
05/01/38- 06/01/40	5.500%	404,243	438,956
04/01/40	6.000%	1,816,570	1,997,440
11/01/32	6.500%	5,217	5,938
Federal National Mortgage Association(a)
03/01/41- 10/01/41	3.500%	1,932,893	1,989,613
11/01/40- 09/01/41	4.000%	16,839,407	17,762,417
04/01/39- 03/01/41	4.500%	9,370,240	10,038,452
06/01/40- 08/01/40	5.000%	10,715,611	11,596,712
08/01/37- 07/01/39	5.500%	3,407,055	3,730,380
09/01/36- 11/01/38	6.000%	1,378,411	1,526,751
10/01/37	6.500%	162,656	182,079
02/01/32	7.000%	5,409	6,280
Federal National Mortgage Association(a)(b)
01/01/42	3.500%	1,930,000	1,984,884
Federal National Mortgage Association(a)(c)
04/01/41	4.500%	2,564,367	2,758,246
Government National Mortgage Association(a)
06/15/39- 03/15/41	4.500%	7,267,957	7,937,732
03/15/31	7.000%	1,381	1,621
Total Residential Mortgage-Backed Securities - Agency (Cost: $61,626,951)			$63,848,210

Residential Mortgage-Backed Securities - Non-Agency 0.6%
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1(a)(d)
08/27/37	6.000%	$84,316	$86,846
Morgan Stanley Mortgage Loan Trust CMO Series 2007-6XS Class 2A1M(a)(e)
02/25/47	0.514%	636,597	78,826
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A(a)(e)
12/25/34	4.740%	371,875	374,953
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,103,081)			$540,625

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 0.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series 20K011 Class A2(a)(e)
12/25/20	4.186%	$475,000	$528,192
Total Commercial Mortgage-Backed Securities - Agency (Cost: $472,033)			$528,192

Commercial Mortgage-Backed Securities - Non-Agency 20.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.(a)
Series 2005-3 Class A4
07/10/43	4.668%	$410,000	$443,980
Series 2005-4 Class A5A
07/10/45	4.933%	182,000	198,019
Bear Stearns Commercial Mortgage Securities(a)
Series 2003-T10 Class A2
03/13/40	4.740%	95,848	98,492
Series 2006-PW14 Class A4
12/11/38	5.201%	474,847	521,105
Series 2007-PW18 Class A4
06/11/50	5.700%	870,000	962,090
Bear Stearns Commercial Mortgage Securities(a)(e)
Series 2004-T14 Class A4
01/12/41	5.200%	70,000	74,375
Series 2007-PW16 Class A4
06/11/40	5.714%	675,000	738,997
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4(a)
12/11/49	5.322%	626,667	663,201
Commercial Mortgage Pass-Through Certificates(a)
Series 2004-LB2A Class A4
03/10/39	4.715%	599,742	630,578
Commercial Mortgage Pass-Through Certificates(a)(e)
Series 2004-LB3A Class A5
07/10/37	5.359%	235,000	253,062
Credit Suisse Mortgage Capital Certificates(a)(e)
Series 2006-C1 Class AAB
02/15/39	5.419%	40,857	42,930
Series 2006-C3 Class A3
06/15/38	5.815%	690,000	767,499
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2(a)(e)
05/10/40	5.453%	80,000	84,343
Greenwich Capital Commercial Funding Corp.(a)
Series 2007-GG9 Class A4
03/10/39	5.444%	620,000	671,079
Greenwich Capital Commercial Funding Corp.(a)(e)
Series 2005-GG3 Class A4
08/10/42	4.799%	140,000	150,366
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-C1 Class A2(a)
01/12/37	4.985%	85,000	87,268
JPMorgan Chase Commercial Mortgage Securities Corp.(a)
Series 2006-CB16 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
05/12/45	5.552%	$865,000	$949,435
JPMorgan Chase Commercial Mortgage Securities Corp.(a)(e)
Series 2003-CB6 Class A2
07/12/37	5.255%	30,000	31,389
Series 2005-LDP4 Class A4
10/15/42	4.918%	590,000	641,401
Series 2005-LDP5 Class A4
12/15/44	5.205%	650,000	720,641
Series 2007-CB19 Class A4
02/12/49	5.740%	900,000	973,748
LB-UBS Commercial Mortgage Trust(a)
Series 2005-C3 Class A5
07/15/30	4.739%	275,000	296,835
Series 2007-C2 Class A3
02/15/40	5.430%	680,000	725,328
LB-UBS Commercial Mortgage Trust(a)(e)
Series 2004-C1 Class B
01/15/36	4.810%	554,190	565,693
Series 2004-C6 Class A6
08/15/29	5.020%	170,000	180,913
Morgan Stanley Capital I(a)
Series 2003-IQ6 Class A4
12/15/41	4.970%	280,000	295,591
Series 2006-IQ12 Class A4
12/15/43	5.332%	844,566	944,014
Wachovia Bank Commercial Mortgage Trust(a)
Series 2004-C10 Class A4
02/15/41	4.748%	241,575	253,250
Series 2006-C29 Class A4
11/15/48	5.308%	115,000	126,017
Wachovia Bank Commercial Mortgage Trust(a)(e)
Series 2005- C22 Class AM
12/15/44	5.319%	227	231
Series 2005-C21 Class A4
10/15/44	5.204%	895,000	981,001
Series 2005-C22 Class A4
12/15/44	5.269%	1,970,000	2,167,747
Series 2006-C27 Class A3
07/15/45	5.765%	1,250,000	1,383,123
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $17,007,268)			$17,623,741

Asset-Backed Securities - Non-Agency 3.8%
BMW Vehicle Lease Trust Series 2010-1 Class A3
04/15/13	0.820%	$100,000	$99,982
CNH Equipment Trust Series 2010-C Class A3
05/15/15	1.170%	151,467	151,736
Chrysler Financial Auto Securitization Trust Series 2007-A Class B(d)
05/08/14	6.250%	100,000	100,109

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Citibank Credit Card Issuance Trust
Series 2002-C2 Class C2
02/18/14	6.950%	$38,000	$38,255
Series 2008-C6 Class C6
06/20/14	6.300%	375,000	384,006
Daimler Chrysler Auto Trust Series 2007-A Class A4
03/08/13	5.280%	34,534	34,568
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	572,000	571,626
GE Capital Credit Card Master Note Trust Series 2009-2 Class A
07/15/15	3.690%	1,085,000	1,102,088
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	100,000	100,206
Honda Auto Receivables Owner Trust Series 2010-3 Class A3
04/21/14	0.700%	105,000	104,983
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	445,000	446,045
SACO I, Inc. Series 2005-2 Class A(d)(e)
04/25/35	0.694%	13,515	5,207
Volkswagen Auto Lease Trust Series 2010A Class A2
01/22/13	0.770%	154,729	154,787
Total Asset-Backed Securities - Non-Agency (Cost: $3,328,582)			$3,293,598

Treasury Note Short-Term 2.3%
U.S. Treasury Bills
02/02/12	0.011%	$1,975,000	$1,974,991
Total Treasury Note Short-Term (Cost: $1,974,986)			$1,974,991

		Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.141%(f)(g)		759,942	$759,942
Total Money Market Funds (Cost: $759,942)			$759,942

Total Investments
(Cost: $86,272,843)(h)			$88,569,299(i)
Other Assets & Liabilities, Net			(1,706,919)

Net Assets			$86,862,380

Investment in Derivatives

Futures Contracts Outstanding at December 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 10-year	(55)	$(7,211,875)	March 2012	$—	$(65,414)

Notes to Portfolio of Investments

(a)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

At December 31, 2011, investments in securities included securities valued at $200,819 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the value of these securities amounted to $192,162 or 0.22% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2011.
(f)	The rate shown is the seven-day current annualized yield at December 31, 2011.
(g)	Investments in affiliates during the period ended December 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$16,428,124	$(15,668,182)	$—	$759,942	$560	$759,942

(h)

At December 31, 2011, the cost of securities for federal income tax purposes was approximately $86,273,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,909,000
Unrealized Depreciation	(613,000)
Net Unrealized Appreciation	$2,296,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

	Fair value at December 31, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Residential Mortgage-Backed Securities - Agency	$—	$63,848,210	$—	$63,848,210
Residential Mortgage-Backed Securities - Non-Agency	—	453,779	86,846	540,625
Commercial Mortgage-Backed Securities - Agency	—	528,192	—	528,192
Commercial Mortgage-Backed Securities - Non-Agency	—	17,623,741	—	17,623,741
Asset-Backed Securities - Non-Agency	—	3,293,598	—	3,293,598
Total Bonds	—	85,747,520	86,846	85,834,366

Short-Term Securities
Treasury Note Short-Term	1,974,991	—	—	1,974,991
Total Short-Term Securities	1,974,991	—	—	1,974,991

Other
Money Market Funds	759,942	—	—	759,942
Total Other	759,942	—	—	759,942

Investments in Securities	2,734,933	85,747,520	86,846	88,569,299
Derivatives(c)
Liabilities
Futures Contracts	(65,414)	—	—	(65,414)
Total	$2,669,519	$85,747,520	$86,846	$88,503,885

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential Mortgage-Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency
Balance as of March 31, 2011	$—
Accrued discounts/premiums	(135)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(1,252)
Sales	(2,718)
Purchases	90,951
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2011	$86,846

*Change in unrealized appreciation (depreciation) relating to securities held at December 31, 2011 was $(1,252).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 22, 2012